SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 2-96924

AMANA MUTUAL FUNDS TRUST
(Exact Name of Registrant as Specified in Charter)

1300 N. State Street
Bellingham, Washington 98225-4730
(Address of Principal Executive Offices, including ZIP Code)

Elliot S. Cohen
1300 N. State Street
Bellingham, Washington 98225-4730
(Name and Address of Agent for Service)

Registrant’s Telephone Number – (360) 734-9900  Ext. 1804

Date of fiscal year end: May 31, 2025
Date of reporting period: May 31, 2025

Explanatory Note: The Registrant is filing this amendment to its Form N-CSR (the “Amendment”) for the period ended May 31, 2025 originally filed with the Securities and Exchange Commission on August 4, (Accession Numbers 0000766285-25-000013). The sole purpose of the Amendment is to file a revised Report of the Independent Registered Public Accounting Firm that corrects the year they started auditing the Funds and to update the Subsequent Events to reflect the new president of the Fund’s Trust.

Except as set forth above, the Amendment does not amend, update or change any other items or disclosures found in the Original Filing.

Item 1. Report to Shareowners
AMIDX

| INSTITUTIONAL SHARES

Amana Developing World Fund

Annual Shareholder Report - May 31, 2025

Fund Overview

The objective of the Amana Developing World Fund is long-term capital growth, consistent with Islamic principles. This Annual Shareholder Report contains important information about the Amana Developing World Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information about the Fund at www.saturna.com/amana/developing-world-fund. You can also request this information by contacting us at 1-800-728-8762 or investorservices@saturna.com. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

  (Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost Paid as a % of a $10,000 Investment
Institutional Shares	$91	0.91%

How did the Fund perform over the last year?

For the fiscal year ended May 31, 2025, the Amana Developing World Fund Institutional Shares returned -1.10% for the year. The Fund underperformed the MSCI Emerging Markets Index, which was up 13.64%. For the five years ended May 31, 2025, the Institutional Shares saw a 7.19% annualized total return versus 7.52% for its benchmark and 9.8% for its Morningstar peer group. Ending the fiscal year, the Fund shares held Three Stars for its Morningstar Overall Rating.

The Amana Developing World Fund’s gross expense ratio was .98% for the Institutional Shares. The Fund's total net assets increased 7.3% during the fiscal year. The Fund continues to have a very low turnover rate at 9% for Institutional Shares, consistent with our overall strategy of investing in companies with long-term growth potential

Factors Affecting Past Performance

Fiscal year 2025 was a strong year for emerging markets, with the MSCI Emerging Markets Index outperforming the S&P 500 Index’s 13.52% total return. Unfortunately, Fund performance lagged during the year. The Fund’s underweight exposure to China was a significant component of the underperformance. Over the fiscal year, China, a 29.11% component of the MSCI Emerging Markets Index, returned 26.55%. The Fund has been underweight China for several years due to governance concerns. While this served us well in prior years, it created a substantial headwind in fiscal year 2025. We continue to assess whether these apprehensions remain merited.

Emerging markets delivered positive but varied returns in fiscal 2025, reflecting the diversity of their economies and the divergence between growth and equity performance. India’s gross domestic product (GDP) grew 6.5% through March 2025, though its equity market, up 4.65% for the period, underperformed amid relatively high valuations (forward price-to-earnings ratio (P/E) of 22.34), while China’s 5.0% annual GDP growth was accompanied by a rebound in equities, as low valuations (forward P/E 11.01) and government stimulus drew investors back into the country, despite ongoing property sector concerns. Overall, emerging market equities remain attractively valued, with the MSCI Emerging Markets Index trading at a forward P/E of 12.15 — well below the MSCI All Country World Index’s 18.08.

How did the Fund perform over the past 10 years?

The Cumulative Performance chart reflects a hypothetical $10,000 investment in the class of shares noted. Past performance does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Cumulative Performance

May 31, 2015 through May 31, 2025 with initial investment of $10,000.

	Amana Developing World Fund Institutional Shares $16,103	MSCI Emerging Markets Index $14,703
May - 15	10,000	10,000
June - 15	9,739	9,740
July - 15	9,535	9,065
August - 15	8,800	8,245
September - 15	8,451	7,997
October - 15	8,829	8,568
November - 15	8,780	8,233
December - 15	8,585	8,050
January - 16	8,419	7,528
February - 16	8,497	7,515
March - 16	9,122	8,510
April - 16	9,258	8,556
May - 16	9,200	8,237
June - 16	9,424	8,566
July - 16	9,609	8,997
August - 16	9,678	9,221
September - 16	9,590	9,339
October - 16	9,317	9,362
November - 16	8,751	8,931
December - 16	8,690	8,950
January - 17	8,955	9,440
February - 17	9,132	9,729
March - 17	9,309	9,975
April - 17	9,565	10,193
May - 17	9,820	10,494
June - 17	9,830	10,600
July - 17	10,125	11,232
August - 17	10,135	11,483
September - 17	10,204	11,437
October - 17	10,115	11,838
November - 17	10,253	11,862
December - 17	10,576	12,287
January - 18	10,744	13,311
February - 18	10,408	12,698
March - 18	10,339	12,461
April - 18	10,270	12,406
May - 18	9,935	11,967
June - 18	9,649	11,470
July - 18	9,817	11,722
August - 18	9,669	11,405
September - 18	9,462	11,344
October - 18	8,851	10,356
November - 18	9,176	10,783
December - 18	8,944	10,497
January - 19	9,599	11,416
February - 19	9,539	11,442
March - 19	9,639	11,538
April - 19	9,857	11,781
May - 19	9,282	10,926
June - 19	9,896	11,608
July - 19	9,906	11,466
August - 19	9,698	10,907
September - 19	9,847	11,115
October - 19	10,095	11,584
November - 19	10,085	11,568
December - 19	10,618	12,431
January - 20	10,409	11,852
February - 20	10,000	11,227
March - 20	8,764	9,497
April - 20	9,382	10,367
May - 20	9,671	10,447
June - 20	10,279	11,215
July - 20	10,758	12,217
August - 20	10,888	12,487
September - 20	10,798	12,287
October - 20	11,017	12,540
November - 20	11,984	13,700
December - 20	12,912	14,707
January - 21	13,151	15,158
February - 21	13,390	15,274
March - 21	13,271	15,043
April - 21	13,600	15,417
May - 21	13,729	15,775
June - 21	13,809	15,802
July - 21	13,460	14,739
August - 21	13,809	15,124
September - 21	13,271	14,523
October - 21	13,560	14,667
November - 21	13,610	14,069
December - 21	13,882	14,333
January - 22	13,042	14,062
February - 22	12,869	13,641
March - 22	12,687	13,333
April - 22	12,080	12,592
May - 22	12,049	12,647
June - 22	11,189	11,807
July - 22	11,604	11,778
August - 22	11,270	11,827
September - 22	10,449	10,440
October - 22	10,672	10,116
November - 22	11,756	11,617
December - 22	11,461	11,453
January - 23	12,261	12,358
February - 23	11,748	11,556
March - 23	12,199	11,906
April - 23	12,046	11,771
May - 23	12,035	11,574
June - 23	12,394	12,013
July - 23	12,876	12,761
August - 23	12,415	11,975
September - 23	11,933	11,662
October - 23	11,502	11,209
November - 23	12,281	12,106
December - 23	12,995	12,579
January - 24	12,788	11,995
February - 24	13,265	12,565
March - 24	13,679	12,877
April - 24	13,286	12,934
May - 24	13,835	13,007
June - 24	14,249	13,521
July - 24	14,446	13,561
August - 24	14,685	13,780
September - 24	14,964	14,700
October - 24	14,353	14,046
November - 24	14,084	13,541
December - 24	13,934	13,523
January - 25	13,923	13,764
February - 25	13,547	13,831
March - 25	13,328	13,919
April - 25	13,495	14,102
May - 25	16,103	14,703

Annual Average Total Return

	1 Year	5 Year	10 Year
Institutional Shares	-1.10%	7.19%	3.19%
MSCI Emerging Markets Index	13.64%	7.52%	4.34%

Past performance does not guarantee future results. The "Average Annual Return" and "Cumulative Performance" tables assume the reinvestment of dividends and capital shares. Performance results do not reflect the deduction of taxes that a shareowner might pay on fund distributions or the redemptions of fund shares. Please visit www.saturna.com/amana/developing-world-fund for more recent performance information.

AMIDX

| INSTITUTIONAL SHARES

Amana Developing World Fund

Annual Shareholder Report - May 31, 2025

Key Fund Statistics

Total Net Assets	$135,024,389
# of Portfolio Holdings	39
Advisory Fees Paid	$1,056,119
Portfolio Turnover Rate	9%

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive a copy of this document at a new address, contact 1-800-728-8762.

What did the Fund invest in?

Top 10 Holdings

% of Total Net Assets

Taiwan Semiconductor ADR	3.9%
Jabil	3.5%
Manila Electric	3.1%
Unilever ADR	3.1%
Clicks Group	3.0%
UltraTech Cement	3.0%
Hikma Pharmaceuticals	3.0%
Delta Electronics	2.9%
Bim Birlesik Magazalar AS	2.9%
WEG	2.8%

Geographic Weightings

% of Total Net Assets

Taiwan	10.9%
United States	10.4%
India	7.7%
Malaysia	6.8%
Turkey	4.6%
Philippines	4.3%
South Korea	3.6%
United Kingdom	3.1%
Jordan	3.0%
South Africa	3.0%
Other Countries	42.6%

Industry Weightings

% of Total Net Assets

Personal Care Products	10.3%
Semiconductor Devices	6.9%
Semiconductor Manufacturing	6.6%
Health Care Facilities	6.3%
Food & Drug Stores	5.9%
Electronics Components	3.6%
Communications Equipment	3.5%
Electronic Manufacturing Services & Original Design Manufacturer	3.5%
Power Generation	3.1%
Cement & Aggregates	3.0%
Other Industries	29.9%
Other Assets (net of liabilities)	17.4%

QR Code

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial statements, holdings, or proxy voting information, please visit  www.saturna.com/resources/literature.

1300 N. State Street

Bellingham, WA 98225

1-800-728-8762

AMDWX

| INVESTOR SHARES

Amana Developing World Fund

Annual Shareholder Report - May 31, 2025

Fund Overview

The objective of the Amana Developing World Fund is long-term capital growth, consistent with Islamic principles. This Annual Shareholder Report contains important information about the Amana Developing World Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information about the Fund at www.saturna.com/amana/developing-world-fund. You can also request this information by contacting us at 1-800-728-8762 or investorservices@saturna.com. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

  (Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost Paid as a % of a $10,000 Investment
Investor Shares	$112	1.13%

How did the Fund perform over the last year?

For the fiscal year ended May 31, 2025, the Amana Developing World Fund Investor Shares total return was -1.24%. The Fund underperformed the MSCI Emerging Markets Index, which was up 13.64%. For the five years ended May 31, 2025, the Investor Shares provided a 6.97% annualized total return versus 7.52% for its benchmark and 9.80% for its Morningstar peer group. Ending the fiscal year, the Fund shares held Three Stars for its Morningstar Overall Rating.

The Amana Developing World Fund’s gross expense ratio was 1.20% for the Investor Shares. The Fund's total net assets increased 7.3% during the fiscal year. The Fund continues to have a very low turnover rate at 9% for Investor Shares, consistent with our overall strategy of investing in companies with long-term growth potential.

Factors Affecting Past Performance

Fiscal year 2025 was a strong year for emerging markets, with the MSCI Emerging Markets Index outperforming the S&P 500 Index’s 13.52% total return. Unfortunately, Fund performance lagged during the year. The Fund’s underweight exposure to China was a significant component of the underperformance. Over the fiscal year, China, a 29.11% component of the MSCI Emerging Markets Index, returned 26.55%. The Fund has been underweight China for several years due to governance concerns. While this served us well in prior years, it created a substantial headwind in fiscal year 2025. We continue to assess whether these apprehensions remain merited.

Emerging markets delivered positive but varied returns in fiscal 2025, reflecting the diversity of their economies and the divergence between growth and equity performance. India’s gross domestic product (GDP) grew 6.5% through March 2025, though its equity market, up 4.65% for the period, underperformed amid relatively high valuations (forward price-to-earnings ratio (P/E) of 22.34), while China’s 5.0% annual GDP growth was accompanied by a rebound in equities, as low valuations (forward P/E 11.01) and government stimulus drew investors back into the country, despite ongoing property sector concerns. Overall, emerging market equities remain attractively valued, with the MSCI Emerging Markets Index trading at a forward P/E of 12.15 — well below the MSCI All Country World Index’s 18.08.

How did the Fund perform over the past 10 years?

The Cumulative Performance chart reflects a hypothetical $10,000 investment in the class of shares noted. Past performance does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Cumulative Performance

May 31, 2015 through May 31, 2025 with initial investment of $10,000.

	Amana Developing World Fund Investor Shares $13,415	MSCI Emerging Markets Index $14,703
May - 15	10,000	10,000
June - 15	8,961	9,740
July - 15	9,534	9,065
August - 15	8,795	8,245
September - 15	8,435	7,997
October - 15	8,824	8,568
November - 15	8,766	8,233
December - 15	8,572	8,050
January - 16	8,406	7,528
February - 16	8,484	7,515
March - 16	9,100	8,510
April - 16	9,227	8,556
May - 16	9,168	8,237
June - 16	9,403	8,566
July - 16	9,579	8,997
August - 16	9,638	9,221
September - 16	9,550	9,339
October - 16	9,276	9,362
November - 16	8,709	8,931
December - 16	8,655	8,950
January - 17	8,920	9,440
February - 17	9,096	9,729
March - 17	9,273	9,975
April - 17	9,527	10,193
May - 17	9,782	10,494
June - 17	9,782	10,600
July - 17	10,076	11,232
August - 17	10,086	11,483
September - 17	10,145	11,437
October - 17	10,057	11,838
November - 17	10,194	11,862
December - 17	10,507	12,287
January - 18	10,673	13,311
February - 18	10,349	12,698
March - 18	10,271	12,461
April - 18	10,202	12,406
May - 18	9,868	11,967
June - 18	9,584	11,470
July - 18	9,750	11,722
August - 18	9,603	11,405
September - 18	9,397	11,344
October - 18	8,788	10,356
November - 18	9,112	10,783
December - 18	8,872	10,497
January - 19	9,523	11,416
February - 19	9,464	11,442
March - 19	9,563	11,538
April - 19	9,780	11,781
May - 19	9,208	10,926
June - 19	9,810	11,608
July - 19	9,829	11,466
August - 19	9,612	10,907
September - 19	9,750	11,115
October - 19	10,007	11,584
November - 19	9,997	11,568
December - 19	10,529	12,431
January - 20	10,321	11,852
February - 20	9,905	11,227
March - 20	8,687	9,497
April - 20	9,291	10,367
May - 20	9,578	10,447
June - 20	10,182	11,215
July - 20	10,648	12,217
August - 20	10,776	12,487
September - 20	10,687	12,287
October - 20	10,905	12,540
November - 20	11,856	13,700
December - 20	12,767	14,707
January - 21	13,005	15,158
February - 21	13,243	15,274
March - 21	13,124	15,043
April - 21	13,441	15,417
May - 21	13,570	15,775
June - 21	13,639	15,802
July - 21	13,302	14,739
August - 21	13,639	15,124
September - 21	13,104	14,523
October - 21	13,391	14,667
November - 21	13,441	14,069
December - 21	13,701	14,333
January - 22	12,869	14,062
February - 22	12,699	13,641
March - 22	12,519	13,333
April - 22	11,917	12,592
May - 22	11,877	12,647
June - 22	11,035	11,807
July - 22	11,436	11,778
August - 22	11,105	11,827
September - 22	10,294	10,440
October - 22	10,514	10,116
November - 22	11,576	11,617
December - 22	11,291	11,453
January - 23	12,071	12,358
February - 23	11,564	11,556
March - 23	12,000	11,906
April - 23	11,858	11,771
May - 23	11,848	11,574
June - 23	12,192	12,013
July - 23	12,678	12,761
August - 23	12,213	11,975
September - 23	11,747	11,662
October - 23	11,311	11,209
November - 23	12,071	12,106
December - 23	12,786	12,579
January - 24	12,571	11,995
February - 24	13,042	12,565
March - 24	13,440	12,877
April - 24	13,052	12,934
May - 24	13,583	13,007
June - 24	13,992	13,521
July - 24	14,186	13,561
August - 24	14,411	13,780
September - 24	14,687	14,700
October - 24	14,084	14,046
November - 24	13,818	13,541
December - 24	13,672	13,523
January - 25	13,652	13,764
February - 25	13,292	13,831
March - 25	13,066	13,919
April - 25	13,230	14,102
May - 25	13,415	14,703

Annual Average Total Return

	1 Year	5 Year	10 Year
Investor Shares	-1.24%	6.97%	2.98%
MSCI Emerging Markets Index	13.64%	7.52%	4.34%

Past performance does not guarantee future results. The "Average Annual Return" and "Cumulative Performance" tables assume the reinvestment of dividends and capital shares. Performance results do not reflect the deduction of taxes that a shareowner might pay on fund distributions or the redemptions of fund shares. Please visit www.saturna.com/amana/developing-world-fund for more recent performance information.

AMDWX

| INVESTOR SHARES

Amana Developing World Fund

Annual Shareholder Report - May 31, 2025

Key Fund Statistics

Total Net Assets	$135,024,389
# of Portfolio Holdings	39
Advisory Fees Paid	$1,056,119
Portfolio Turnover Rate	9%

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive a copy of this document at a new address, contact 1-800-728-8762.

What did the Fund invest in?

Top 10 Holdings

% of Total Net Assets

Taiwan Semiconductor ADR	3.9%
Jabil	3.5%
Manila Electric	3.1%
Unilever ADR	3.1%
Clicks Group	3.0%
UltraTech Cement	3.0%
Hikma Pharmaceuticals	3.0%
Delta Electronics	2.9%
Bim Birlesik Magazalar AS	2.9%
WEG	2.8%

Geographic Weightings

% of Total Net Assets

Taiwan	10.9%
United States	10.4%
India	7.7%
Malaysia	6.8%
Turkey	4.6%
Philippines	4.3%
South Korea	3.6%
United Kingdom	3.1%
Jordan	3.0%
South Africa	3.0%
Other Countries	42.6%

Industry Weightings

% of Total Net Assets

Personal Care Products	10.3%
Semiconductor Devices	6.9%
Semiconductor Manufacturing	6.6%
Health Care Facilities	6.3%
Food & Drug Stores	5.9%
Electronics Components	3.6%
Communications Equipment	3.5%
Electronic Manufacturing Services & Original Design Manufacturer	3.5%
Power Generation	3.1%
Cement & Aggregates	3.0%
Other Industries	29.9%
Other Assets (net of liabilities)	17.4%

QR Code

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial statements, holdings, or proxy voting information, please visit  www.saturna.com/resources/literature.

1300 N. State Street

Bellingham, WA 98225

1-800-728-8762

AMIGX

| INSTITUTIONAL SHARES

Amana Growth Fund

Annual Shareholder Report - May 31, 2025

Fund Overview

The objective of the Amana Growth Fund is long-term capital growth, consistent with Islamic principles. This Annual Shareholder Report contains important information about the Amana Growth Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information about the Fund at www.saturna.com/amana/growth-fund. You can also request this information by contacting us at 1-800-728-8762 or investorservices@saturna.com. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

  (Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost Paid as a % of a $10,000 Investment
Institutional Shares	$63	0.61%

How did the Fund perform over the last year?

For the fiscal year ended May 31, 2025, the Amana Growth Fund Institutional Shares returned 5.42% (versus 26.34% last year). The Institutional Shares’ fiscal year performance trailed the S&P 500 Index, which returned 13.52%. While income is not a Fund investment objective, the Institutional Shares paid a qualified income dividend at $0.08 per share. All Fund shareowners received a capital gain distribution of $3.14 per share. The Fund's total net assets increased .91% during the fiscal year. Since the Fund's inception on February 3, 1994, the Institutional Shares provided an annualized return of 14.52%.

What Factors Influenced Performance?

Stock selection was weak during the year due to diversification requirements, strong performances among non-Shariah compliant stocks, and some errors on our part. Nvidia represented the first challenge as we are unable to match its double-digit weight in the growth benchmark, while it appreciated strongly. Our errors were most significant in Health Care as Novo Nordisk, the longest held stock in the fund, shed 46.07%. We remain shareholders as previous drawdowns have been followed by major recoveries.

Looking Forward

Future economic and market conditions remain uncertain due to tariffs and the unusually combined risks of inflation and weak economic growth, otherwise known as stagflation. Balancing the negatives are the productivity enhancing possibilities of artificial intelligence.

How did the Fund perform over the past 10 years?

The Cumulative Performance chart reflects a hypothetical $10,000 investment in the class of shares noted. Past performance does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Cumulative Performance

May 31, 2015 through May 31, 2025 with initial investment of $10,000.

Amana Growth Fund Institutional Shares $38,277
S&P 500 Index $33,535
40,000
35,000
30,000
25,000
20,000
15,000
10,000
5,000
May - 15
May - 16
May - 17
May - 18
May - 19
May - 20
May - 21
May - 22
May - 23
May - 24
May - 25

	Amana Growth Fund Institutional Shares $38,277	S&P 500 Index $33,535
May - 15	10,000	10,000
June - 15	9,724	9,806
July - 15	10,068	10,012
August - 15	9,406	9,408
September - 15	9,232	9,175
October - 15	9,846	9,949
November - 15	9,864	9,979
December - 15	9,724	9,821
January - 16	9,271	9,334
February - 16	9,323	9,321
March - 16	9,858	9,954
April - 16	9,825	9,992
May - 16	10,131	10,172
June - 16	10,137	10,198
July - 16	10,577	10,574
August - 16	10,510	10,589
September - 16	10,507	10,591
October - 16	10,164	10,398
November - 16	10,290	10,783
December - 16	10,487	10,996
January - 17	10,825	11,204
February - 17	11,326	11,649
March - 17	11,473	11,663
April - 17	11,720	11,783
May - 17	12,023	11,948
June - 17	11,988	12,023
July - 17	12,169	12,270
August - 17	12,444	12,308
September - 17	12,677	12,562
October - 17	13,057	12,855
November - 17	13,495	13,249
December - 17	13,559	13,396
January - 18	14,314	14,163
February - 18	13,865	13,641
March - 18	13,749	13,295
April - 18	13,517	13,346
May - 18	14,070	13,667
June - 18	14,078	13,751
July - 18	14,786	14,263
August - 18	15,594	14,728
September - 18	15,873	14,812
October - 18	14,766	13,799
November - 18	15,056	14,080
December - 18	13,921	12,809
January - 19	14,952	13,835
February - 19	15,834	14,280
March - 19	16,363	14,557
April - 19	16,948	15,147
May - 19	15,834	14,184
June - 19	16,932	15,184
July - 19	17,013	15,402
August - 19	17,033	15,158
September - 19	17,093	15,442
October - 19	17,409	15,776
November - 19	17,967	16,349
December - 19	18,572	16,842
January - 20	18,534	16,836
February - 20	17,506	15,450
March - 20	16,043	13,541
April - 20	17,788	15,277
May - 20	18,908	16,005
June - 20	19,683	16,323
July - 20	21,047	17,244
August - 20	22,473	18,483
September - 20	21,909	17,781
October - 20	21,030	17,308
November - 20	23,368	19,203
December - 20	24,735	19,941
January - 21	24,595	19,740
February - 21	24,893	20,284
March - 21	25,638	21,172
April - 21	26,680	22,302
May - 21	26,943	22,458
June - 21	28,196	22,982
July - 21	29,506	23,528
August - 21	30,777	24,244
September - 21	28,485	23,116
October - 21	30,737	24,736
November - 21	31,443	24,564
December - 21	32,606	25,665
January - 22	30,028	24,337
February - 22	28,629	23,608
March - 22	29,194	24,485
April - 22	26,973	22,350
May - 22	26,837	22,391
June - 22	24,965	20,542
July - 22	27,251	22,437
August - 22	26,064	21,522
September - 22	23,623	19,539
October - 22	25,645	21,121
November - 22	27,649	22,302
December - 22	26,338	21,017
January - 23	27,727	22,337
February - 23	26,842	21,792
March - 23	28,387	22,592
April - 23	28,501	22,945
May - 23	28,740	23,045
June - 23	30,481	24,568
July - 23	30,830	25,357
August - 23	30,701	24,953
September - 23	29,161	23,763
October - 23	28,822	23,264
November - 23	31,572	25,388
December - 23	33,182	26,542
January - 24	34,268	26,988
February - 24	36,065	28,429
March - 24	36,717	29,343
April - 24	35,289	28,145
May - 24	36,310	29,540
June - 24	38,482	30,600
July - 24	37,844	30,973
August - 24	39,087	31,724
September - 24	39,175	32,402
October - 24	37,729	32,108
November - 24	39,073	33,993
December - 24	38,499	33,182
January - 25	38,854	34,106
February - 25	38,109	33,661
March - 25	35,322	31,765
April - 25	35,697	31,549
May - 25	38,277	33,535

Annual Average Total Return

	1 Year	5 Year	10 Year
Institutional Shares	5.42%	15.15%	14.37%
S&P 500 Index	13.52%	15.94%	12.86%

Past performance does not guarantee future results. The "Average Annual Return" and "Cumulative Performance" tables assume the reinvestment of dividends and capital shares. Performance results do not reflect the deduction of taxes that a shareowner might pay on fund distributions or the redemptions of fund shares. Please visit www.saturna.com/amana/growth-fund for more recent performance information.

AMIGX

| INSTITUTIONAL SHARES

Amana Growth Fund

Annual Shareholder Report - May 31, 2025

Key Fund Statistics

Total Net Assets	$5,272,630,589
# of Portfolio Holdings	33
Advisory Fees Paid	$31,740,031
Portfolio Turnover Rate	3%

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive a copy of this document at a new address, contact 1-800-728-8762.

What did the Fund invest in?

Top 10 Holdings

% of Total Net Assets

Apple	6.8%
Microsoft	5.8%
Nvidia	5.4%
Broadcom	5.3%
Taiwan Semiconductor ADR	4.4%
Alphabet, Class A	4.4%
ASML Holding NY	4.3%
Intuit	4.1%
Eli Lilly	4.1%
Johnson Controls International	3.8%

Industry Weightings

% of Total Net Assets

Infrastructure Software	12.1%
Semiconductor Devices	11.2%
Large Pharma	11.1%
Semiconductor Manufacturing	8.7%
Communications Equipment	7.9%
Commercial & Residential Building Equipment & Systems	7.1%
Application Software	6.6%
Measurement Instruments	4.8%
Internet Media & Services	4.4%
Automotive Retailers	2.8%
Other Industries	17.6%
Other Assets (net of liabilities)	5.7%

QR Code

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial statements, holdings, or proxy voting information, please visit  www.saturna.com/resources/literature.

1300 N. State Street

Bellingham, WA 98225

1-800-728-8762

AMAGX

| INVESTOR SHARES

Amana Growth Fund

Annual Shareholder Report - May 31, 2025

Fund Overview

The objective of the Amana Growth Fund is long-term capital growth, consistent with Islamic principles. This Annual Shareholder Report contains important information about the Amana Growth Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information about the Fund at www.saturna.com/amana/growth-fund. You can also request this information by contacting us at 1-800-728-8762 or investorservices@saturna.com. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

  (Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost Paid as a % of a $10,000 Investment
Investor Shares	$88	0.86%

How did the Fund perform over the last year?

For the fiscal year ended May 31, 2025, the Amana Growth Fund Investor Shares returned 5.17% (versus 26.03% last year). The Investor Shares’ fiscal year performance trailed the S&P 500 Index, which returned 13.52%. Income is not a Fund investment objective, and the Investor Shares did not pay a dividend. All Fund shareowners received a capital gain distribution of $3.14 per share. The Fund's total net assets increased .91% during the fiscal year. For the 15-year period ended May 31, 2025, the Investor Shares provided an annualized return of 13.67%. Since the Fund's inception on February 3, 1994, the Investor Shares provided an annualized return of 11.71%.

What Factors Influenced Performance?

Stock selection was weak during the year due to diversification requirements, strong performances among non-Shariah compliant stocks, and some errors on our part. Nvidia represented the first challenge as we are unable to match its double-digit weight in the growth benchmark, while it appreciated strongly. Our errors were most significant in Health Care as Novo Nordisk, the longest held stock in the fund, shed 46.07%. We remain shareholders as previous drawdowns have been followed by major recoveries.

Looking Forward

Future economic and market conditions remain uncertain due to tariffs and the unusually combined risks of inflation and weak economic growth, otherwise known as stagflation. Balancing the negatives are the productivity enhancing possibilities of artificial intelligence.

How did the Fund perform over the past 10 years?

The Cumulative Performance chart reflects a hypothetical $10,000 investment in the class of shares noted. Past performance does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Cumulative Performance

May 31, 2015 through May 31, 2025 with initial investment of $10,000.

Amana Growth Fund Investor Shares $37,372
S&P 500 Index $33,535
40,000
35,000
30,000
25,000
20,000
15,000
10,000
5,000
May - 15
May - 16
May - 17
May - 18
May - 19
May - 20
May - 21
May - 22
May - 23
May - 24
May - 25

	Amana Growth Fund Investor Shares $37,372	S&P 500 Index $33,535
May - 15	10,000	10,000
June - 15	9,724	9,806
July - 15	10,065	10,012
August - 15	9,400	9,408
September - 15	9,226	9,175
October - 15	9,835	9,949
November - 15	9,852	9,979
December - 15	9,708	9,821
January - 16	9,256	9,334
February - 16	9,305	9,321
March - 16	9,837	9,954
April - 16	9,803	9,992
May - 16	10,106	10,172
June - 16	10,109	10,198
July - 16	10,546	10,574
August - 16	10,476	10,589
September - 16	10,473	10,591
October - 16	10,127	10,398
November - 16	10,252	10,783
December - 16	10,448	10,996
January - 17	10,781	11,204
February - 17	11,282	11,649
March - 17	11,424	11,663
April - 17	11,671	11,783
May - 17	11,963	11,948
June - 17	11,928	12,023
July - 17	12,106	12,270
August - 17	12,377	12,308
September - 17	12,606	12,562
October - 17	12,981	12,855
November - 17	13,416	13,249
December - 17	13,475	13,396
January - 18	14,223	14,163
February - 18	13,772	13,641
March - 18	13,656	13,295
April - 18	13,421	13,346
May - 18	13,969	13,667
June - 18	13,972	13,751
July - 18	14,674	14,263
August - 18	15,476	14,728
September - 18	15,749	14,812
October - 18	14,647	13,799
November - 18	14,932	14,080
December - 18	13,804	12,809
January - 19	14,821	13,835
February - 19	15,691	14,280
March - 19	16,214	14,557
April - 19	16,792	15,147
May - 19	15,683	14,184
June - 19	16,768	15,184
July - 19	16,848	15,402
August - 19	16,860	15,158
September - 19	16,920	15,442
October - 19	17,227	15,776
November - 19	17,778	16,349
December - 19	18,370	16,842
January - 20	18,333	16,836
February - 20	17,312	15,450
March - 20	15,859	13,541
April - 20	17,584	15,277
May - 20	18,683	16,005
June - 20	19,448	16,323
July - 20	20,790	17,244
August - 20	22,194	18,483
September - 20	21,634	17,781
October - 20	20,757	17,308
November - 20	23,066	19,203
December - 20	24,406	19,941
January - 21	24,267	19,740
February - 21	24,558	20,284
March - 21	25,287	21,172
April - 21	26,307	22,302
May - 21	26,559	22,458
June - 21	27,792	22,982
July - 21	29,077	23,528
August - 21	30,319	24,244
September - 21	28,057	23,116
October - 21	30,271	24,736
November - 21	30,957	24,564
December - 21	32,100	25,665
January - 22	29,551	24,337
February - 22	28,171	23,608
March - 22	28,717	24,485
April - 22	26,530	22,350
May - 22	26,395	22,391
June - 22	24,549	20,542
July - 22	26,792	22,437
August - 22	25,614	21,522
September - 22	23,213	19,539
October - 22	25,195	21,121
November - 22	27,159	22,302
December - 22	25,868	21,017
January - 23	27,225	22,337
February - 23	26,348	21,792
March - 23	27,858	22,592
April - 23	27,966	22,945
May - 23	28,197	23,045
June - 23	29,902	24,568
July - 23	30,232	25,357
August - 23	30,105	24,953
September - 23	28,586	23,763
October - 23	28,251	23,264
November - 23	30,937	25,388
December - 23	32,505	26,542
January - 24	33,565	26,988
February - 24	35,318	28,429
March - 24	35,950	29,343
April - 24	34,544	28,145
May - 24	35,536	29,540
June - 24	37,652	30,600
July - 24	37,020	30,973
August - 24	38,235	31,724
September - 24	38,312	32,402
October - 24	36,888	32,108
November - 24	38,194	33,993
December - 24	37,623	33,182
January - 25	37,964	34,106
February - 25	37,231	33,661
March - 25	34,506	31,765
April - 25	34,860	31,549
May - 25	37,372	33,535

Annual Average Total Return

	1 Year	5 Year	10 Year
Investor Shares	5.17%	14.87%	14.09%
S&P 500 Index	13.52%	15.94%	12.86%

Past performance does not guarantee future results. The "Average Annual Return" and "Cumulative Performance" tables assume the reinvestment of dividends and capital shares. Performance results do not reflect the deduction of taxes that a shareowner might pay on fund distributions or the redemptions of fund shares. Please visit www.saturna.com/amana/growth-fund for more recent performance information.

AMAGX

| INVESTOR SHARES

Amana Growth Fund

Annual Shareholder Report - May 31, 2025

Key Fund Statistics

Total Net Assets	$5,272,630,589
# of Portfolio Holdings	33
Advisory Fees Paid	$31,740,031
Portfolio Turnover Rate	3%

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive a copy of this document at a new address, contact 1-800-728-8762.

What did the Fund invest in?

Top 10 Holdings

% of Total Net Assets

Apple	6.8%
Microsoft	5.8%
Nvidia	5.4%
Broadcom	5.3%
Taiwan Semiconductor ADR	4.4%
Alphabet, Class A	4.4%
ASML Holding NY	4.3%
Intuit	4.1%
Eli Lilly	4.1%
Johnson Controls International	3.8%

Industry Weightings

% of Total Net Assets

Infrastructure Software	12.1%
Semiconductor Devices	11.2%
Large Pharma	11.1%
Semiconductor Manufacturing	8.7%
Communications Equipment	7.9%
Commercial & Residential Building Equipment & Systems	7.1%
Application Software	6.6%
Measurement Instruments	4.8%
Internet Media & Services	4.4%
Automotive Retailers	2.8%
Other Industries	17.6%
Other Assets (net of liabilities)	5.7%

QR Code

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial statements, holdings, or proxy voting information, please visit  www.saturna.com/resources/literature.

1300 N. State Street

Bellingham, WA 98225

1-800-728-8762

AMINX

| INSTITUTIONAL SHARES

Amana Income Fund

Annual Shareholder Report - May 31, 2025

Fund Overview

The objective of the Amana Income Fund is current income and preservation of capital, consistent with Islamic principles. This Annual Shareholder Report contains important information about the Amana Income Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information about the Fund at www.saturna.com/amana/income-fund. You can also request this information by contacting us at 1-800-728-8762 or investorservices@saturna.com. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

  (Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost Paid as a % of a $10,000 Investment
Institutional Shares	$79	0.76%

How did the Fund perform over the last year?

For the fiscal year ended May 31, 2025, Amana Income Fund Institutional Shares had a total return of 8.02%, compared to 20.05% the year before. The S&P 500 had a return of 13.52% over the same period.  In pursuit of its objective of current income, the Fund distributed qualified income of $0.64 per share during the fiscal year. The Fund’s average expense ratio was 0.76%, unchanged from the prior fiscal year.

Factors Affecting Past Performance

The fiscal year period was marked by high-profile political events such as the decision by Joe Biden to drop out of the presidential race, the election of Donald Trump for a second term, and the Trump administration’s rollout of aggressive and confrontational positions on trade and foreign policy.

Apparel companies such as portfolio holding Nike fared poorly due to the potential impact of high tariffs on their Asian suppliers. Transportation companies such as UPS and Canadian National Railway also suffered with lower freight volumes and the potential for further trade policy headwinds on their outlook.

On the positive side, the artificial intelligence investment boom continued and data center suppliers such as Broadcom, Cisco Systems, and Taiwan Semiconductor turned in strong contributions to performance.

Looking Forward

Economic, fiscal, trade, and foreign policy are sources of interdependent uncertainty. The GOP-controlled congress is currently attempting to pass major legislation, the Federal Reserve is waiting to assess the impact of tariffs on inflation before lowering rates despites signs of slowing growth, and the potential for geopolitical conflict can absorb the attention leaders would otherwise devote to these other key issues. With an elevated level of uncertainty, the Amana Income focus on sustainable earnings and income can be an important asset in investors’ portfolios.

How did the Fund perform over the past 10 years?

The Cumulative Performance chart reflects a hypothetical $10,000 investment in the class of shares noted. Past performance does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Cumulative Performance

May 31, 2015 through May 31, 2025 with initial investment of $10,000.

	Amana Income Fund Institutional Shares $26,313	S&P 500 Index $33,535
May - 15	10,000	10,000
June - 15	9,783	9,806
July - 15	9,753	10,012
August - 15	9,223	9,408
September - 15	9,016	9,175
October - 15	9,736	9,949
November - 15	9,774	9,979
December - 15	9,588	9,821
January - 16	9,230	9,334
February - 16	9,377	9,321
March - 16	9,991	9,954
April - 16	10,045	9,992
May - 16	10,106	10,172
June - 16	10,345	10,198
July - 16	10,640	10,574
August - 16	10,599	10,589
September - 16	10,521	10,591
October - 16	10,081	10,398
November - 16	10,402	10,783
December - 16	10,511	10,996
January - 17	10,710	11,204
February - 17	11,120	11,649
March - 17	11,181	11,663
April - 17	11,248	11,783
May - 17	11,416	11,948
June - 17	11,506	12,023
July - 17	11,485	12,270
August - 17	11,540	12,308
September - 17	11,976	12,562
October - 17	12,338	12,855
November - 17	12,667	13,249
December - 17	12,820	13,396
January - 18	13,330	14,163
February - 18	12,651	13,641
March - 18	12,395	13,295
April - 18	12,048	13,346
May - 18	12,335	13,667
June - 18	12,332	13,751
July - 18	13,122	14,263
August - 18	13,289	14,728
September - 18	13,396	14,812
October - 18	12,380	13,799
November - 18	13,089	14,080
December - 18	12,180	12,809
January - 19	12,634	13,835
February - 19	13,338	14,280
March - 19	13,606	14,557
April - 19	13,956	15,147
May - 19	13,029	14,184
June - 19	13,771	15,184
July - 19	13,806	15,402
August - 19	13,549	15,158
September - 19	13,949	15,442
October - 19	14,296	15,776
November - 19	14,772	16,349
December - 19	15,294	16,842
January - 20	14,962	16,836
February - 20	13,850	15,450
March - 20	12,545	13,541
April - 20	13,969	15,277
May - 20	14,587	16,005
June - 20	14,866	16,323
July - 20	15,376	17,244
August - 20	16,151	18,483
September - 20	15,808	17,781
October - 20	15,403	17,308
November - 20	17,025	19,203
December - 20	17,457	19,941
January - 21	17,463	19,740
February - 21	17,541	20,284
March - 21	18,355	21,172
April - 21	18,676	22,302
May - 21	19,129	22,458
June - 21	19,311	22,982
July - 21	19,724	23,528
August - 21	20,135	24,244
September - 21	18,828	23,116
October - 21	19,981	24,736
November - 21	20,022	24,564
December - 21	21,435	25,665
January - 22	20,255	24,337
February - 22	19,354	23,608
March - 22	20,078	24,485
April - 22	19,298	22,350
May - 22	19,397	22,391
June - 22	18,454	20,542
July - 22	19,529	22,437
August - 22	18,543	21,522
September - 22	17,371	19,539
October - 22	18,859	21,121
November - 22	20,321	22,302
December - 22	19,611	21,017
January - 23	19,789	22,337
February - 23	19,238	21,792
March - 23	20,145	22,592
April - 23	20,558	22,945
May - 23	20,292	23,045
June - 23	21,734	24,568
July - 23	21,659	25,357
August - 23	21,620	24,953
September - 23	20,657	23,763
October - 23	20,310	23,264
November - 23	21,544	25,388
December - 23	22,321	26,542
January - 24	22,588	26,988
February - 24	23,830	28,429
March - 24	24,571	29,343
April - 24	23,690	28,145
May - 24	24,359	29,540
June - 24	25,119	30,600
July - 24	25,032	30,973
August - 24	26,143	31,724
September - 24	26,132	32,402
October - 24	25,550	32,108
November - 24	26,094	33,993
December - 24	25,259	33,182
January - 25	25,765	34,106
February - 25	26,280	33,661
March - 25	24,943	31,765
April - 25	25,243	31,549
May - 25	26,313	33,535

Annual Average Total Return

	1 Year	5 Year	10 Year
Institutional Shares	8.02%	12.52%	10.16%
S&P 500 Index	13.52%	15.94%	12.86%

Past performance does not guarantee future results. The "Average Annual Return" and "Cumulative Performance" tables assume the reinvestment of dividends and capital shares. Performance results do not reflect the deduction of taxes that a shareowner might pay on fund distributions or the redemptions of fund shares. Please visit www.saturna.com/amana/income-fund for more recent performance information.

AMINX

| INSTITUTIONAL SHARES

Amana Income Fund

Annual Shareholder Report - May 31, 2025

Key Fund Statistics

Total Net Assets	$1,981,032,287
# of Portfolio Holdings	32
Advisory Fees Paid	$14,082,137
Portfolio Turnover Rate	4%

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive a copy of this document at a new address, contact 1-800-728-8762.

What did the Fund invest in?

Top 10 Holdings

% of Total Net Assets

Eli Lilly	11.0%
Microsoft	9.3%
Taiwan Semiconductor ADR	8.0%
Rockwell Automation	4.8%
W.W. Grainger	4.4%
Illinois Tool Works	3.7%
Broadcom	3.7%
Nintendo	3.1%
Linde	3.1%
Johnson Controls International	2.8%

Industry Weightings

% of Total Net Assets

Large Pharma	15.4%
Infrastructure Software	9.3%
Semiconductor Manufacturing	8.0%
Personal Care Products	7.8%
Industrial Wholesale & Rental	6.2%
Semiconductor Devices	6.0%
Measurement Instruments	4.8%
Basic & Diversified Chemicals	4.6%
Diversified Industrials	3.7%
Consumer Electronics	3.1%
Other Industries	21.5%
Other Assets (net of liabilities)	9.6%

QR Code

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial statements, holdings, or proxy voting information, please visit  www.saturna.com/resources/literature.

www.saturna.com/resources/literature

AMANX

| INVESTOR SHARES

Amana Income Fund

Annual Shareholder Report - May 31, 2025

Fund Overview

The objective of the Amana Income Fund is current income and preservation of capital, consistent with Islamic principles. This Annual Shareholder Report contains important information about the Amana Income Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information about the Fund at www.saturna.com/amana/income-fund. You can also request this information by contacting us at 1-800-728-8762 or investorservices@saturna.com. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

  (Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost Paid as a % of a $10,000 Investment
Investor Shares	$104	1.00%

How did the Fund perform over the last year?

For the fiscal year ended May 31, 2025, Amana Income Fund Investor Shares had a total return of 7.77%, compared to 19.75% the year before. The S&P 500 had a return of 13.52% over the same period.  In pursuit of its objective of current income, the Fund distributed qualified income of $0.44 per share during the fiscal year. The Fund’s average expense ratio during the fiscal year was 1%.

Factors Affecting Past Performance

The fiscal year period was marked by high-profile political events such as the decision by Joe Biden to drop out of the presidential race, the election of Donald Trump for a second term, and the Trump administration’s rollout of aggressive and confrontational positions on trade and foreign policy.

Apparel companies such as portfolio holding Nike fared poorly due to the potential impact of high tariffs on their Asian suppliers. Transportation companies such as UPS and Canadian National Railway also suffered with lower freight volumes and the potential for further trade policy headwinds on their outlook.

On the positive side, the artificial intelligence investment boom continued and data center suppliers such as Broadcom, Cisco Systems, and Taiwan Semiconductor turned in strong contributions to performance.

Looking Forward

Economic, fiscal, trade, and foreign policy are sources of interdependent uncertainty. The GOP-controlled congress is currently attempting to pass major legislation, the Federal Reserve is waiting to assess the impact of tariffs on inflation before lowering rates despites signs of slowing growth, and the potential for geopolitical conflict can absorb the attention leaders would otherwise devote to these other key issues. With an elevated level of uncertainty, the Amana Income focus on sustainable earnings and income can be an important asset in investors’ portfolios.

How did the Fund perform over the past 10 years?

The Cumulative Performance chart reflects a hypothetical $10,000 investment in the class of shares noted. Past performance does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Cumulative Performance

May 31, 2015 through May 31, 2025 with initial investment of $10,000.

	Amana Income Fund Investor Shares $25,709	S&P 500 Index $33,535
May - 15	10,000	10,000
June - 15	9,781	9,806
July - 15	9,751	10,012
August - 15	9,217	9,408
September - 15	9,011	9,175
October - 15	9,726	9,949
November - 15	9,764	9,979
December - 15	9,575	9,821
January - 16	9,216	9,334
February - 16	9,360	9,321
March - 16	9,970	9,954
April - 16	10,022	9,992
May - 16	10,081	10,172
June - 16	10,317	10,198
July - 16	10,610	10,574
August - 16	10,565	10,589
September - 16	10,485	10,591
October - 16	10,044	10,398
November - 16	10,362	10,783
December - 16	10,469	10,996
January - 17	10,666	11,204
February - 17	11,073	11,649
March - 17	11,132	11,663
April - 17	11,196	11,783
May - 17	11,358	11,948
June - 17	11,448	12,023
July - 17	11,424	12,270
August - 17	11,476	12,308
September - 17	11,907	12,562
October - 17	12,264	12,855
November - 17	12,590	13,249
December - 17	12,739	13,396
January - 18	13,242	14,163
February - 18	12,567	13,641
March - 18	12,311	13,295
April - 18	11,963	13,346
May - 18	12,246	13,667
June - 18	12,241	13,751
July - 18	13,022	14,263
August - 18	13,183	14,728
September - 18	13,288	14,812
October - 18	12,279	13,799
November - 18	12,980	14,080
December - 18	12,074	12,809
January - 19	12,522	13,835
February - 19	13,217	14,280
March - 19	13,482	14,557
April - 19	13,825	15,147
May - 19	12,901	14,184
June - 19	13,633	15,184
July - 19	13,668	15,402
August - 19	13,409	15,158
September - 19	13,804	15,442
October - 19	14,143	15,776
November - 19	14,610	16,349
December - 19	15,127	16,842
January - 20	14,794	16,836
February - 20	13,691	15,450
March - 20	12,403	13,541
April - 20	13,809	15,277
May - 20	14,419	16,005
June - 20	14,693	16,323
July - 20	15,195	17,244
August - 20	15,959	18,483
September - 20	15,613	17,781
October - 20	15,212	17,308
November - 20	16,812	19,203
December - 20	17,236	19,941
January - 21	17,242	19,740
February - 21	17,315	20,284
March - 21	18,116	21,172
April - 21	18,431	22,302
May - 21	18,871	22,458
June - 21	19,046	22,982
July - 21	19,454	23,528
August - 21	19,852	24,244
September - 21	18,561	23,116
October - 21	19,693	24,736
November - 21	19,730	24,564
December - 21	21,115	25,665
January - 22	19,950	24,337
February - 22	19,061	23,608
March - 22	19,768	24,485
April - 22	18,997	22,350
May - 22	19,090	22,391
June - 22	18,161	20,542
July - 22	19,213	22,437
August - 22	18,238	21,522
September - 22	17,083	19,539
October - 22	18,540	21,121
November - 22	19,975	22,302
December - 22	19,273	21,017
January - 23	19,443	22,337
February - 23	18,900	21,792
March - 23	19,785	22,592
April - 23	20,190	22,945
May - 23	19,921	23,045
June - 23	21,336	24,568
July - 23	21,256	25,357
August - 23	21,214	24,953
September - 23	20,262	23,763
October - 23	19,921	23,264
November - 23	21,127	25,388
December - 23	21,884	26,542
January - 24	22,139	26,988
February - 24	23,353	28,429
March - 24	24,078	29,343
April - 24	23,207	28,145
May - 24	23,858	29,540
June - 24	24,597	30,600
July - 24	24,506	30,973
August - 24	25,589	31,724
September - 24	25,574	32,402
October - 24	25,000	32,108
November - 24	25,527	33,993
December - 24	24,703	33,182
January - 25	25,196	34,106
February - 25	25,693	33,661
March - 25	24,380	31,765
April - 25	24,669	31,549
May - 25	25,709	33,535

Annual Average Total Return

	1 Year	5 Year	10 Year
Investor Shares	7.77%	12.26%	9.90%
S&P 500 Index	13.52%	15.94%	12.86%

Past performance does not guarantee future results. The "Average Annual Return" and "Cumulative Performance" tables assume the reinvestment of dividends and capital shares. Performance results do not reflect the deduction of taxes that a shareowner might pay on fund distributions or the redemptions of fund shares. Please visit www.saturna.com/amana/income-fund for more recent performance information.

AMANX

| INVESTOR SHARES

Amana Income Fund

Annual Shareholder Report - May 31, 2025

Key Fund Statistics

Total Net Assets	$1,981,032,287
# of Portfolio Holdings	32
Advisory Fees Paid	$14,082,137
Portfolio Turnover Rate	4%

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive a copy of this document at a new address, contact 1-800-728-8762.

What did the Fund invest in?

Top 10 Holdings

% of Total Net Assets

Eli Lilly	11.0%
Microsoft	9.3%
Taiwan Semiconductor ADR	8.0%
Rockwell Automation	4.8%
W.W. Grainger	4.4%
Illinois Tool Works	3.7%
Broadcom	3.7%
Nintendo	3.1%
Linde	3.1%
Johnson Controls International	2.8%

Industry Weightings

% of Total Net Assets

Large Pharma	15.4%
Infrastructure Software	9.3%
Semiconductor Manufacturing	8.0%
Personal Care Products	7.8%
Industrial Wholesale & Rental	6.2%
Semiconductor Devices	6.0%
Measurement Instruments	4.8%
Basic & Diversified Chemicals	4.6%
Diversified Industrials	3.7%
Consumer Electronics	3.1%
Other Industries	21.5%
Other Assets (net of liabilities)	9.6%

QR Code

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial statements, holdings, or proxy voting information, please visit  www.saturna.com/resources/literature.

www.saturna.com/resources/literature

AMIPX

| INSTITUTIONAL SHARES

Amana Participation Fund

Annual Shareholder Report - May 31, 2025

Fund Overview

The objective of the Amana Participation Fund is capital preservation and current income, consistent with Islamic principles. This Annual Shareholder Report contains important information about the Amana Participation Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information about the Fund at www.saturna.com/amana/participation-fund. You can also request this information by contacting us at 1-800-728-8762 or investorservices@saturna.com. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

  (Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost Paid as a % of a $10,000 Investment
Institutional Shares	$59	0.57%

How did the Fund perform over the last year?

For the fiscal year ended May 31, 2025, the  Amana Participation Fund Institutional Shares returned 5.68% and the FTSE IdealRatings Sukuk Index returned 6.77% . The underperformance can be attributed to differences in the Fund’s objective and prudent composition relative to the FTSE IdealRatings Sukuk Index.

For the year ending May 31, 2025, the portfolio held 60 investments, 54 sukuk and 6 Islamic placements (murabahas), reporting an option-adjusted duration of 3.42 years, a slight decrease from the previous year’s 3.77. The rationale to retain the Fund’s duration profile relative to the previous year reflects a strategic allocation to emphasize the ownership of high-quality issuers while reducing duration risk in an interest rate environment marked by higher volatility on securities with longer maturities.

The Amana Participation Fund reported total assets of more than $257 million, up from the prior year when the Fund reported assets of more than $199 million. We take great pride in offering the Islamic community the only entirely dedicated Sharia-compliant investment income fund offering capital preservation and current income.

How did the Fund perform since inception?

The Cumulative Performance chart reflects a hypothetical $10,000 investment in the class of shares noted. Past performance does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Cumulative Performance

September 30, 2015 through May 31, 2025 with initial investment of $10,000.

	Amana Participation Fund Institutional Shares $12,387	FTSE IdealRatings Sukuk Index $13,681
September - 15	10,000	10,000
October - 15	9,980	10,077
November - 15	9,950	10,010
December - 15	9,940	9,998
January - 16	9,922	9,977
February - 16	9,949	10,102
March - 16	10,025	10,209
April - 16	10,102	10,291
May - 16	10,110	10,295
June - 16	10,232	10,426
July - 16	10,283	10,487
August - 16	10,375	10,578
September - 16	10,342	10,578
October - 16	10,308	10,542
November - 16	10,184	10,374
December - 16	10,194	10,399
January - 17	10,245	10,482
February - 17	10,315	10,576
March - 17	10,339	10,602
April - 17	10,378	10,651
May - 17	10,422	10,706
June - 17	10,381	10,716
July - 17	10,434	10,763
August - 17	10,495	10,850
September - 17	10,483	10,855
October - 17	10,482	10,862
November - 17	10,469	10,846
December - 17	10,468	10,847
January - 18	10,459	10,828
February - 18	10,384	10,711
March - 18	10,397	10,731
April - 18	10,337	10,652
May - 18	10,339	10,694
June - 18	10,371	10,700
July - 18	10,428	10,784
August - 18	10,451	10,807
September - 18	10,450	10,808
October - 18	10,422	10,735
November - 18	10,433	10,775
December - 18	10,479	10,876
January - 19	10,590	11,038
February - 19	10,644	11,110
March - 19	10,733	11,279
April - 19	10,791	11,353
May - 19	10,849	11,469
June - 19	10,957	11,635
July - 19	11,061	11,760
August - 19	11,228	12,039
September - 19	11,187	11,968
October - 19	11,201	11,972
November - 19	11,226	12,008
December - 19	11,207	12,051
January - 20	11,320	12,231
February - 20	11,332	12,319
March - 20	10,822	11,651
April - 20	11,041	11,964
May - 20	11,307	12,302
June - 20	11,417	12,459
July - 20	11,584	12,765
August - 20	11,661	12,833
September - 20	11,660	12,818
October - 20	11,703	12,861
November - 20	11,779	13,021
December - 20	11,834	13,110
January - 21	11,866	13,116
February - 21	11,839	13,027
March - 21	11,769	12,934
April - 21	11,834	13,048
May - 21	11,877	13,121
June - 21	11,894	13,191
July - 21	11,923	13,235
August - 21	11,952	13,268
September - 21	11,933	13,233
October - 21	11,925	13,209
November - 21	11,883	13,205
December - 21	11,910	13,253
January - 22	11,810	13,022
February - 22	11,708	12,883
March - 22	11,583	12,697
April - 22	11,469	12,371
May - 22	11,452	12,359
June - 22	11,395	12,191
July - 22	11,479	12,405
August - 22	11,471	12,379
September - 22	11,207	11,875
October - 22	11,140	11,725
November - 22	11,306	12,093
December - 22	11,357	12,168
January - 23	11,466	12,387
February - 23	11,388	12,253
March - 23	11,440	12,409
April - 23	11,520	12,541
May - 23	11,463	12,479
June - 23	11,440	12,421
July - 23	11,454	12,448
August - 23	11,420	12,408
September - 23	11,302	12,249
October - 23	11,195	12,119
November - 23	11,423	12,504
December - 23	11,652	12,851
January - 24	11,642	12,784
February - 24	11,642	12,749
March - 24	11,717	12,849
April - 24	11,622	12,670
May - 24	11,721	12,814
June - 24	11,809	12,916
July - 24	11,925	13,090
August - 24	12,102	13,353
September - 24	12,229	13,527
October - 24	12,134	13,312
November - 24	12,163	13,362
December - 24	12,118	13,280
January - 25	12,160	13,352
February - 25	12,274	13,521
March - 25	12,329	13,582
April - 25	12,371	13,664
May - 25	12,387	13,681

Annual Average Total Return

	1 Year	5 Year	Since Inception
Institutional Shares	5.68%	1.84%	2.24%
FTSE IdealRatings Sukuk Index	6.77%	2.15%	3.29%

Past performance does not guarantee future results. The "Average Annual Return" and "Cumulative Performance" tables assume the reinvestment of dividends and capital shares. Performance results do not reflect the deduction of taxes that a shareowner might pay on fund distributions or the redemptions of fund shares. Please visit www.saturna.com/amana/participation-fund for more recent performance information.

AMIPX

| INSTITUTIONAL SHARES

Amana Participation Fund

Annual Shareholder Report - May 31, 2025

Key Fund Statistics

Total Net Assets	$257,286,300
# of Portfolio Holdings	60
Advisory Fees Paid	$1,102,087
Portfolio Turnover Rate	22%

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive a copy of this document at a new address, contact 1-800-728-8762.

What did the Fund invest in?

Top 10 Holdings

% of Total Net Assets

Kuwait Financial Bank Tier 1 (3.600% due PERP)	3.8%
SA Global (2.694% due 06/17/2031)	2.9%
Almarai Sukuk (5.233% due 07/25/2033)	2.9%
Dar Al-Arkan Sukuk Co Lt (8.000% due 02/25/2029)	2.8%
EDO Sukuk Ltd (5.662% due 07/3/2031)	2.7%
DP World Salaam (6.000% due PERP)	2.6%
Dubai Aerospace Enterprises DIFC (3.750% due 02/15/2026)	2.6%
Majid Al Futtaim (4.638% due 05/14/2029)	2.6%
EMAAR (3.700% due 07/6/2031)	2.6%
TNB Global Ventures (4.851% due 11/1/2028)	2.5%

Sector Weightings

% of Total Net Assets

Financials	33.4%
Real Estate	12.6%
Government	12.4%
Utilities	8.4%
Communications	5.6%
Energy	5.6%
Industrials	5.1%
Bank Time Deposits	3.9%
Consumer Staples	2.9%
Materials	1.9%
Other Sectors	0.3%
Other Assets (net of liabilities)	7.9%

QR Code

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial statements, holdings, or proxy voting information, please visit  www.saturna.com/resources/literature.

1300 N. State Street

Bellingham, WA 98225

1-800-728-8762

AMAPX

| INVESTOR SHARES

Amana Participation Fund

Annual Shareholder Report - May 31, 2025

Fund Overview

The objective of the Amana Participation Fund is capital preservation and current income, consistent with Islamic principles. This Annual Shareholder Report contains important information about the Amana Participation Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information about the Fund at www.saturna.com/amana/participation-fund. You can also request this information by contacting us at 1-800-728-8762 or investorservices@saturna.com. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

  (Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost Paid as a % of a $10,000 Investment
Investor Shares	$82	0.80%

How did the Fund perform over the last year?

For the fiscal year ended May 31, 2025, the  Amana Participation Fund Investor Shares returned 5.44% and the FTSE IdealRatings Sukuk Index returned 6.77% . The underperformance can be attributed to differences in the Fund’s objective and prudent composition relative to the FTSE IdealRatings Sukuk Index.

For the year ending May 31, 2025, the portfolio held 60 investments, 54 sukuk and 6 Islamic placements (murabahas), reporting an option-adjusted duration of 3.42 years, a slight decrease from the previous year’s 3.77. The rationale to retain the Fund’s duration profile relative to the previous year reflects a strategic allocation to emphasize the ownership of high-quality issuers while reducing duration risk in an interest rate environment marked by higher volatility on securities with longer maturities.

The Amana Participation Fund reported total assets of more than $257 million, up from the prior year when the Fund reported assets of more than $199 million. We take great pride in offering the Islamic community the only entirely dedicated Sharia-compliant investment income fund offering capital preservation and current income.

How did the Fund perform since inception?

The Cumulative Performance chart reflects a hypothetical $10,000 investment in the class of shares noted. Past performance does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Cumulative Performance

September 30, 2015 through May 31, 2025 with initial investment of $10,000.

	Amana Participation Fund Investor Shares $12,104	FTSE IdealRatings Sukuk Index $13,681
September - 15	10,000	10,000
October - 15	9,970	10,077
November - 15	9,940	10,010
December - 15	9,930	9,998
January - 16	9,912	9,977
February - 16	9,939	10,102
March - 16	10,010	10,209
April - 16	10,082	10,291
May - 16	10,091	10,295
June - 16	10,213	10,426
July - 16	10,265	10,487
August - 16	10,351	10,578
September - 16	10,317	10,578
October - 16	10,282	10,542
November - 16	10,154	10,374
December - 16	10,163	10,399
January - 17	10,212	10,482
February - 17	10,280	10,576
March - 17	10,302	10,602
April - 17	10,339	10,651
May - 17	10,381	10,706
June - 17	10,348	10,716
July - 17	10,399	10,763
August - 17	10,448	10,850
September - 17	10,434	10,855
October - 17	10,441	10,862
November - 17	10,415	10,846
December - 17	10,423	10,847
January - 18	10,401	10,828
February - 18	10,325	10,711
March - 18	10,336	10,731
April - 18	10,284	10,652
May - 18	10,284	10,694
June - 18	10,304	10,700
July - 18	10,368	10,784
August - 18	10,379	10,807
September - 18	10,376	10,808
October - 18	10,346	10,735
November - 18	10,366	10,775
December - 18	10,409	10,876
January - 19	10,507	11,038
February - 19	10,570	11,110
March - 19	10,646	11,279
April - 19	10,701	11,353
May - 19	10,767	11,469
June - 19	10,873	11,635
July - 19	10,963	11,760
August - 19	11,127	12,039
September - 19	11,094	11,968
October - 19	11,096	11,972
November - 19	11,129	12,008
December - 19	11,097	12,051
January - 20	11,208	12,231
February - 20	11,217	12,319
March - 20	10,719	11,651
April - 20	10,934	11,964
May - 20	11,185	12,302
June - 20	11,292	12,459
July - 20	11,455	12,765
August - 20	11,530	12,833
September - 20	11,526	12,818
October - 20	11,566	12,861
November - 20	11,639	13,021
December - 20	11,691	13,110
January - 21	11,720	13,116
February - 21	11,692	13,027
March - 21	11,620	12,934
April - 21	11,693	13,048
May - 21	11,733	13,121
June - 21	11,736	13,191
July - 21	11,762	13,235
August - 21	11,788	13,268
September - 21	11,778	13,233
October - 21	11,757	13,209
November - 21	11,724	13,205
December - 21	11,748	13,253
January - 22	11,635	13,022
February - 22	11,543	12,883
March - 22	11,406	12,697
April - 22	11,291	12,371
May - 22	11,284	12,359
June - 22	11,225	12,191
July - 22	11,293	12,405
August - 22	11,295	12,379
September - 22	11,032	11,875
October - 22	10,952	11,725
November - 22	11,114	12,093
December - 22	11,162	12,168
January - 23	11,278	12,387
February - 23	11,199	12,253
March - 23	11,248	12,409
April - 23	11,313	12,541
May - 23	11,254	12,479
June - 23	11,241	12,421
July - 23	11,253	12,448
August - 23	11,217	12,408
September - 23	11,098	12,249
October - 23	10,991	12,119
November - 23	11,201	12,504
December - 23	11,436	12,851
January - 24	11,423	12,784
February - 24	11,410	12,749
March - 24	11,492	12,849
April - 24	11,384	12,670
May - 24	11,480	12,814
June - 24	11,563	12,916
July - 24	11,687	13,090
August - 24	11,858	13,353
September - 24	11,968	13,527
October - 24	11,873	13,312
November - 24	11,911	13,362
December - 24	11,864	13,280
January - 25	11,903	13,352
February - 25	12,001	13,521
March - 25	12,065	13,582
April - 25	12,091	13,664
May - 25	12,104	13,681

Annual Average Total Return

	1 Year	5 Year	Since Inception
Investor Shares	5.44%	1.59%	1.99%
FTSE IdealRatings Sukuk Index	6.77%	2.15%	3.29%

Past performance does not guarantee future results. The "Average Annual Return" and "Cumulative Performance" tables assume the reinvestment of dividends and capital shares. Performance results do not reflect the deduction of taxes that a shareowner might pay on fund distributions or the redemptions of fund shares. Please visit www.saturna.com/amana/participation-fund for more recent performance information.

AMAPX

| INVESTOR SHARES

Amana Participation Fund

Annual Shareholder Report - May 31, 2025

Key Fund Statistics

Total Net Assets	$257,286,300
# of Portfolio Holdings	60
Advisory Fees Paid	$1,102,087
Portfolio Turnover Rate	23%

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive a copy of this document at a new address, contact 1-800-728-8762.

What did the Fund invest in?

Top 10 Holdings

% of Total Net Assets

Kuwait Financial Bank Tier 1 (3.600% due PERP)	3.8%
SA Global (2.694% due 06/17/2031)	2.9%
Almarai Sukuk (5.233% due 07/25/2033)	2.9%
Dar Al-Arkan Sukuk Co Lt (8.000% due 02/25/2029)	2.8%
EDO Sukuk Ltd (5.662% due 07/3/2031)	2.7%
DP World Salaam (6.000% due PERP)	2.6%
Dubai Aerospace Enterprises DIFC (3.750% due 02/15/2026)	2.6%
Majid Al Futtaim (4.638% due 05/14/2029)	2.6%
EMAAR (3.700% due 07/6/2031)	2.6%
TNB Global Ventures (4.851% due 11/1/2028)	2.5%

Sector Weightings

% of Total Net Assets

Financials	33.4%
Real Estate	12.6%
Government	12.4%
Utilities	8.4%
Communications	5.6%
Energy	5.6%
Industrials	5.1%
Bank Time Deposits	3.9%
Consumer Staples	2.9%
Materials	1.9%
Other Sectors	0.3%
Other Assets (net of liabilities)	7.9%

QR Code

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial statements, holdings, or proxy voting information, please visit  www.saturna.com/resources/literature.

1300 N. State Street

Bellingham, WA 98225

1-800-728-8762

Item 2. Code of Ethics
Registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer or persons performing similar functions, which is included with this submission as Exhibit (a)(1) and posted on the Registrant’s website at https://www.saturna.com/code-ethics.  There have been no amendments or waivers granted with respect to the code of ethics during the period covered by the report. Requests may also be made via telephone at 1-800-728-8762, and will be processed within one business day of receiving such request.
Item 3. Audit Committee Financial Expert
(a)(1)(i) The Trustees of Amana Mutual Funds Trust determined, at their quarterly meeting of June 12, 2003, that the Trust shall have at least one audit committee financial expert serving on its Audit & Compliance Committee.
(a)(2) Mr. Ronald H. Fielding, independent Trustee (as defined for investment companies), presently serves as financial expert.
Item 4. Principal Accountant Fees and Services
(a) Audit Fees
For the fiscal years ending May 31, 2025, and 2024 the aggregate audit fees billed for professional services rendered by the principal accountant were $132,500 and $129,000, respectively.
(b) Audit-Related Fees
There were no fees billed by the principal accountant for assurance and related services that were not included under paragraph (a) for the fiscal years ending May 31, 2025, and 2024.
(c) Tax Fees
For the fiscal years ending May 31, 2025, and 2024, the aggregate tax fees billed for professional tax preparation services rendered by the principal accountant were $21,500 and $20,500 respectively.  Service includes preparation of the Funds’ federal and state income tax returns.
(d) All Other Fees
There were no other fees billed by the principal accountant for the fiscal years ending May 31, 2025, and 2024.
(e)(1) Audit Committee Pre-Approval Policies and Procedures
The following is an excerpt from the Amana Mutual Funds Trust Audit & Compliance Committee Charter:
D.   Oversight of Independent Auditors
3.  Pre-approval of Audit and Non-Audit Services. Except as provided below, the Committee’s prior approval is necessary for the engagement of the independent auditors to provide any audit or non-audit services for the Trust and any non-audit services for any entity controlling, controlled by or under common control with Saturna that provides ongoing services to the Trust (Saturna and each such entity, an “Adviser Affiliate”) where the engagement relates directly to the operations or financial reporting of the Trust.  Non-audit services that qualify under the de minimis exception described in the Securities Exchange Act of 1934, as amended, and applicable rules thereunder, that were not pre-approved by the Committee, must be approved by the Committee prior to the completion of the audit. Pre-approval by the Committee is not required for engagements entered into pursuant to (a) pre-approval policies and procedures established by the Committee, or (b) pre-approval granted by one or more members of the Committee to whom, or by a subcommittee to which, the Committee has delegated pre-approval authority, provided in either case, that the Committee is informed of each such service at its next regular meeting.
(e)(2) Percentages of Services
None of the services described in each of paragraphs (b) through (d) were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.
(f) Not applicable.
(g) Aggregate Non-Audit Fees
The aggregate non-audit fees billed by the principal accountant for services rendered to the Registrant are shown above in the response to Item 4(b), (c) and (d) above.

(1)  The aggregate non-audit fees billed by the principal accountant for services rendered to the Registrant’s investment adviser, Saturna Capital Corporation (“Saturna”), for the fiscal years ended May 31, 2025, and 2024 were:
	Fiscal Year Ended
	May 2025	May 2024
All other fees:	$21,500	$20,500

The fees listed above consist of fees paid by Saturna to the Registrant’s principal accountant for its review and report on Saturna’s internal transfer agency control procedures and Saturna’s custody control procedures.

(2)  The aggregate non-audit fees billed by the principal accountant for services rendered to entities controlling, controlled by, or under common control with Saturna, for the fiscal years ended May 31, 2025, and 2024 were:
Fiscal Year Ended
	May 2025	May 2024
All other fees:	None	None

(h) Registrant’s Audit Committee
The Registrant’s Audit Committee has considered the provision of non-audit services that were rendered to Saturna, and any entity controlling, controlled by or under common control with Saturna that provides ongoing services to the Registrant, that were not pre-approved pursuant to Rule 2-01 (c)(7)(ii) of Regulation S-X and has determined that the provision of such services is compatible with maintaining the independence of the Registrant’s principal accountant.
Item 5. Audit Committee of Listed Registrants
Not applicable.
Item 6. Schedule of Investments
The schedule is included as part of the report to shareholders filed under Item 7 of this Form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

Amana Funds

Annual Financial Statements and Additional Information

Income Fund | AMANX | AMINX

Growth Fund | AMAGX | AMIGX

Developing World Fund | AMDWX | AMIDX

Participation Fund | AMAPX | AMIPX

May 31, 2025

Table of Contents:

Morningstar Ratings 3
Amana Income Fund 5
Schedule of Investments 5
Statement of Assets and Liabilities and Statement of Operations 7
Statements of Changes in Net Assets 8
Financial Highlights 9
Amana Growth Fund 10
Schedule of Investments 10
Statement of Assets and Liabilities and Statement of Operations 12
Statements of Changes in Net Assets 13
Financial Highlights 14
Amana Developing World Fund 15
Schedule of Investments 15
Statement of Assets and Liabilities and Statement of Operations 18
Statements of Changes in Net Assets 19
Financial Highlights 20
Amana Participation Fund 21
Schedule of Investments 21
Statement of Assets and Liabilities and Statement of Operations 23
Statements of Changes in Net Assets 24
Financial Highlights 25
Notes To Financial Statements 26
Note 1 - Organization 26
Note 2 - Significant Accounting Policies 26
Note 3 - Transactions with Affiliated Persons 29
Note 4 - Distributions to Shareowners 30
Note 5 - Federal Income Taxes 30
Note 6 - Investments 31
Note 7 - Custodian 31
Note 8 - Subsequent Events 31
Report of Independent Registered Public Accounting Firm 32
Form N-CSR Items 8-11 34
Summary Information 35

May 31, 2025
Annual Financial

Morningstar Ratings
(as of May 31, 2025)
Unaudited
© 2025 Morningstar®. All rights reserved. Morningstar, Inc. is an independent fund performance monitor. The information contained herein: (1) is proprietary to
Morningstar and/or its content providers; (2) may not be copied or distributed; and
(3) is not warranted to be accurate, complete, or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.
A
Morningstar Ratings™ ("Star Ratings") are as of May 31, 2025. The Morningstar
Rating™ for funds, or "star rating", is calculated for managed products (including mutual funds, variable annuity and variable life subaccounts, exchange-traded funds, closed-end funds, and separate accounts) with at least a three-year history. Exchange-traded funds and open-ended mutual funds are considered a single population for comparative purposes. It is calculated based on a
Morningstar Risk-Adjusted Return measure that accounts for variation in a managed product's monthly excess performance (not including the effects of sales charges, loads, and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of products in each product category receive 5 stars, the next 22.5% receive 4 stars, the next 35% receive 3 stars, the next 22.5% receive 2 stars, and the bottom
10% receive 1 star. The Overall Morningstar Rating for a managed product is derived from a weighted average of the performance figures associated with its three-, five-, and 10-year (if applicable) Morningstar Rating metrics. The weights are: 100% three-year rating for 36-59 months of total returns, 60% five-year rating/40% three-year rating for 60-119 months of total returns, and 50% 10-
year rating/30% five-year rating/20% three-year rating for 120 or more months of total returns. While the 10-year overall star rating formula seems to give the most weight to the 10-year period, the most recent three-year period actually has the greatest impact because it is included in all three rating periods.
% Rank in Category is the fund’s percentile rank for the specified time period relative to all funds that have the same Morningstar category. The highest (or most favorable)
percentile rank is 1 and the lowest (or least favorable) percentile rank is 100. The top-
performing fund in a category will always receive a rank of 1. Percentile ranks within categories are most useful in those categories that have a large number of funds.
The Amana Mutual Funds offer two share classes – Investor Shares and Institutional
Shares, each of which has different expense structures.
Morningstar™ Ratings
A
1 Year 3 Year 5 Year 10 Year 15 Year Overall
Amana Income Fund – “Large Blend” Category
Investor Shares (AMANX) n/a
  
n/a

% Rank in Category 84 79 87 85 92 n/a
Institutional Shares (AMINX) n/a
  
n/a

% Rank in Category 83 77 84 82 90 n/a
Number of Funds in Category 1,353 1,257 1,155 885 696 1,257
Amana Growth Fund – “Large Growth” Category
Investor Shares (AMAGX) n/a
  
n/a

% Rank in Category 97 90 47 39 71 n/a
Institutional Shares (AMIGX) n/a
  
n/a

% Rank in Category 97 88 43 33 67 n/a
Number of Funds in Category 1,085 1,034 952 748 581 1,034
Amana Developing World Fund – “Diversified Emerging Markets” Category
Investor Shares (AMDWX) n/a
  
n/a

% Rank in Category 98 75 55 77 97 n/a
Institutional Shares (AMIDX) n/a
  
n/a

% Rank in Category 98 72 51 72 96 n/a
Number of Funds in Category 770 716 634 444 219 716
Amana Participation Fund – “Emerging Markets Bond” Category
Investor Shares (AMAPX) n/a
 
n/a n/a

% Rank in Category 87 49 24 n/a n/a n/a
Institutional Shares (AMIPX) n/a
 
n/a n/a

% Rank in Category 80 43 20 n/a n/a n/a
Number of Funds in Category 159 159 152 125 86 159

May 31, 2025
Annual Financial
Morningstar Ratings
(as of June 30, 2025)
Unaudited
Morningstar ratings represented as unshaded stars are based on extended performance. These extended performance ratings are based on the historical adjusted returns prior to the inception date of the Institutional Shares and reflect the historical performance of the Investor Shares, adjusted to reflect the fees and expenses of the Institutional Shares.
Morningstar™ Ratings
A
1 Year 3 Year 5 Year 10 Year 15 Year Overall
Amana Income Fund – “Large Blend” Category
Investor Shares (AMANX) n/a
  
n/a

% Rank in Category 86 84 85 83 93 n/a
Institutional Shares (AMINX) n/a
  
n/a

% Rank in Category 85 83 83 79 91 n/a
Number of Funds in Category 1,354 1,265 1,161 894 698 1,265
Amana Growth Fund – “Large Growth” Category
Investor Shares (AMAGX) n/a
  
n/a

% Rank in Category 98 90 51 38 73 n/a
Institutional Shares (AMIGX) n/a
  
n/a

% Rank in Category 98 89 46 32 69 n/a
Number of Funds in Category 1,084 1,033 954 754 581 1,033
Amana Developing World Fund – “Diversified Emerging Markets” Category
Investor Shares (AMDWX) n/a
  
n/a

% Rank in Category 99 79 59 78 97 n/a
Institutional Shares (AMIDX) n/a
  
n/a

% Rank in Category 99 77 55 75 96 n/a
Number of Funds in Category 769 711 629 453 216 711
Amana Participation Fund – “Emerging Markets Bond” Category
Investor Shares (AMAPX) n/a
 
n/a n/a

% Rank in Category 96 77 25 n/a n/a n/a
Institutional Shares (AMIPX) n/a
 
n/a n/a

% Rank in Category 92 71 21 n/a n/a n/a
Number of Funds in Category 159 159 152 125 87 159

Schedule of Investments
As of May 31, 2025
Amana Income Fund
The accompanying notes are an integral part of these financial statements.
May 31, 2025
Annual Financial
5
Continued on next page.
Common Stock - 90 .4 % Number of Shares Cost Market Value
Percentage of
Net Assets
Consumer Discretionary
Apparel, Footwear & Acc Design
Nike, Class B 155,000 $ 10,646,110 $ 9,391,450 0.5%
Automotive Retailers
Genuine Parts 382,000 15,016,749 48,330,640 2.4%
Home Products Stores
Home Depot 30,000 11,894,959 11,048,700 0.6%
37,557,818 68,770,790 3.5%
Consumer Staples
Household Products
Procter & Gamble 250,000 34,077,472 42,472,500 2.1%
Packaged Food
McCormick & Co 559,288 13,161,835 40,677,016 2.1%
Personal Care Products
Colgate-Palmolive 450,000 18,061,325 41,823,000 2.1%
Kenvue 1,675,000 34,061,723 39,982,250 2.0%
Kimberly-Clark 300,000 22,709,515 43,128,000 2.2%
Unilever ADR 475,000 17,206,628 30,324,000 1.5%
92,039,191 155,257,250 7.8%
139,278,498 238,406,766 12.0%
Health Care
Biotech
Amgen 74,650 18,478,923 21,512,637 1.1%
Large Pharma
AbbVie 100,000 2,803,208 18,611,000 0.9%
Eli Lilly 296,275 10,140,323 218,553,179 11.0%
Johnson & Johnson 165,000 19,251,626 25,609,650 1.3%
Merck & Co 123,000 15,683,886 9,451,320 0.5%
Novartis ADR 295,400 15,552,803 34,195,504 1.7%
63,431,846 306,420,653 15.4%
Medical Devices
Abbott Laboratories 350,000 8,392,885 46,753,000 2.4%
90,303,654 374,686,290 18.9%
Industrials
Commercial & Residential Building
Equipment & Systems
Johnson Controls International 550,000 34,796,048 55,753,500 2.8%
Courier Services
United Parcel Service, Class B 260,000 45,172,384 25,360,400 1.3%
Diversified Industrials
Illinois Tool Works 300,000 14,672,460 73,524,000 3.7%
Electrical Power Equipment
Eaton 110,000 20,458,947 35,222,000 1.8%
Industrial Wholesale & Rental
Ferguson Enterprises 200,000 39,986,232 36,468,000 1.8%
W.W. Grainger 80,000 7,590,798 87,004,800 4.4%
47,577,030 123,472,800 6.2%
Measurement Instruments
Rockwell Automation 300,000 13,657,124 94,665,000 4.8%

Schedule of Investments
As of May 31, 2025
Amana Income Fund
The accompanying notes are an integral part of these financial statements.
6
May 31, 2025
Annual Financial
Common Stock - 90.4% Number of Shares Cost Market Value
Percentage of
Net Assets
Industrials (continued)
Rail Freight
Canadian National Railway 384,000 $ 8,600,818 $ 40,296,960 2.0%
184,934,811 448,294,660 22.6%
Materials
Basic & Diversified Chemicals
Air Products & Chemicals 110,000 6,424,723 30,680,100 1.5%
Linde 130,000 8,531,142 60,785,400 3.1%
14,955,865 91,465,500 4.6%
Technology
Communications Equipment
Cisco Systems 750,000 34,718,422 47,280,000 2.4%
Consumer Electronics
Nintendo 750,000 36,514,433 61,020,213 3.1%
Infrastructure Software
Microsoft 400,000 7,953,170 184,144,000 9.3%
Semiconductor Devices
Broadcom 300,000 34,949,114 72,621,000 3.7%
Texas Instruments 250,000 38,489,292 45,712,500 2.3%
73,438,406 118,333,500 6.0%
Semiconductor Manufacturing
Taiwan Semiconductor ADR 824,500 8,249,619 159,392,340 8.0%
160,874,050 570,170,053 28.8%
Total investments $627,904,696 $ 1,791,794,059 90.4%
Other assets (net of liabilities) 189,238,228 9.6%
Total net assets $ 1,981,032,287 100.0%
ADR: American Depositary Receipt

Amana Income Fund
The accompanying notes are an integral part of these financial statements.
May 31, 2025
Annual Financial
7
Statement of Assets and Liabilities Statement of Operations
As of May 31, 2025
Assets
Investments in securities, at value
(Cost $627,904,696) $ 1,791,794,059
Cash 187,097,199
Dividends receivable 3,444,333
Receivable for Fund shares sold 414,857
Prepaid expenses 34,403
Total assets 1,982,784,851
Liabilities
Accrued advisory fees 1,200,335
Payable for Fund shares redeemed 301,503
Accrued 12b-1 distribution fees 176,151
Accrued retirement plan custody fee 38,478
Accrued audit expenses 13,471
Accrued Chief Compliance Officer expenses 4,542
Accrued trustee expenses 3,333
Accrued legal expenses 2,820
Accrued other operating expenses 11,931
Total liabilities 1,752,564
Net assets $1,981,032,287
Analysis of net assets
Paid-in capital (unlimited shares authorized,
without par value) $781,131,944
Total distributable earnings 1,199,900,343
Net assets applicable to Fund shares outstanding $1,981,032,287
Net asset value per Investor Shares AMANX
Net assets, at value $844,061,700
Shares outstanding 12,684,279
Net asset value, offering and redemption price per
share $66.54
Net asset value per Institutional Shares AMINX
Net assets, at value $1,136,970,587
Shares outstanding 17,315,338
Net asset value, offering and redemption price per
share $65.66
Year ended May 31, 2025
Investment income
Dividend Income (Net of foreign tax of $817,909) $ 32,840,403
Miscellaneous income 3,008
Total investment income 32,843,411
Expenses
Investment advisory fees 14,082,137
12b-1 distribution fees 2,136,301
ReFlow fees 88,088
Custodian fees 87,780
Retirement plan custodial fees 87,001
125
Investor Shares 222
150
Institutional Shares 86,779
Filing and registration fees 64,383
Audit fees 33,014
Legal fees 32,850
Chief Compliance Officer expenses 31,291
Trustee fees 26,072
Other operating expenses 178,327
Total gross expenses 16,847,244
Less custodian fee credits (87,780)
Net expenses 16,759,464
Net investment income $16,083,947
Net realized gain from investments and foreign
currency $84,628,411
A
Net Increase in unrealized appreciation on investments
and foreign currency 45,632,361
Net gain on investments 130,260,772
Net increase in net assets resulting from operations $146,344,719
A
Includes $24,105,700 in net realized gains from redemptions in-kind

Amana Income Fund
The accompanying notes are an integral part of these financial statements.

May 31, 2025
Annual Financial
Statements of Changes in Net Assets
Year ended May 31, 2025 Year ended May 31, 2024
Increase in net assets from operations
From operations
Net investment income $16,083,947 $17,097,751
Net realized gain on investments and foreign currency 84,628,411 109,115,389
Net increase in unrealized appreciation on investments and foreign currency 45,632,361 185,124,533
Net increase in net assets 146,344,719 311,337,673
Distributions to shareowners from
125
Net dividend and distribution to shareholders - Investor Shares (45,166,603) (39,617,273)
150
Net dividend and distribution to shareholders - Institutional Shares (61,267,074) (49,306,364)
Total distributions (106,433,677) (88,923,637)
Capital share transactions
Proceeds from the sale of shares
125
Investor Shares 69,870,774 65,597,644
150
Institutional Shares 251,888,879 140,060,628
Value of shares issued in reinvestment of dividends and distributions
125
Investor Shares 43,617,060 38,327,596
150
Institutional Shares 58,767,563 47,465,741
Cost of shares redeemed
125
Investor Shares (127,442,908) (115,814,293)
150
Institutional Shares (214,093,824) (114,726,119)
Total capital shares transactions 82,607,544 60,911,197
Total increase in net assets 122,518,586 283,325,233
Net assets
Beginning of year 1,858,513,701 1,575,188,468
End of year $1,981,032,287 $1,858,513,701
Shares of the Fund sold and redeemed
Investor Shares (AMANX)
Number of shares sold 1,052,806 1,063,460
Number of shares issued in reinvestment of dividends and distributions 679,237 641,057
Number of shares redeemed (1,925,424) (1,874,466)
Net decrease in number of shares outstanding (193,381) (169,949)
Institutional Shares (AMINX)
Number of shares sold 3,848,401 2,288,062
Number of shares issued in reinvestment of dividends and distributions 927,069 802,660
Number of shares redeemed (3,269,683) (1,877,019)
Net increase in number of shares outstanding 1,505,787 1,213,703
– –

Amana Income Fund:
Financial Highlights
The accompanying notes are an integral part of these financial statements.
May 31, 2025
Annual Financial
9
Investor Shares (AMANX)
Selected data per share of outstanding capital stock throughout each year:
Year ended May 31,
2025 2024 2023 2022 2021
A A A A A A
Net asset value at beginning of year $65.21 $57.31 $59.34 $61.52 $50.03
Income from investment operations
Net investment income
A
0.46 0.53 0.59 0.59 0.58
Net gains on securities (both realized and unrealized) 4.47 10.49 1.91 0.37 14.53
Total from investment operations 4.93 11.02 2.50 0.96 15.11
Less distributions
Dividends (from net investment income) (0.44) (0.51) (0.55) (0.55) (0.56)
Distributions (from capital gains) (3.16) (2.61) (3.98) (2.59) (3.06)
Total distributions (3.60) (3.12) (4.53) (3.14) (3.62)
Net asset value at end of year $66.54 $65.21 $57.31 $59.34 $61.52
Total Return 7.77% 19.75% 4.35% 1.16% 30.87%
Ratios / supplemental data
Net assets ($000), end of year $844,062 $839,814 $747,787 $746,534 $841,439
Ratio of expenses to average net assets
Before custodian fee credits 1.01% 1.01% 1.02% 1.01% 1.04%
After  custodian fee credits 1.00% 1.00% 1.02% 1.01% 1.04%
Ratio of net investment income after custodian fee credits  to average net assets 0.69% 0.86% 1.03% 0.94% 1.03%
Portfolio turnover rate 4% 10% 8% 5% 5%
Institutional Shares (AMINX)
Selected data per share of outstanding capital stock throughout each year:
Year ended May 31,
2025 2024 2023 2022 2021
A A A A A A
Net asset value at beginning of year $64.44 $56.69 $58.79 $61.04 $49.72
Income from investment operations
Net investment income
A
0.62 0.67 0.72 0.74 0.71
Net gains on securities (both realized and unrealized) 4.40 10.38 1.90 0.37 14.42
Total from investment operations 5.02 11.05 2.62 1.11 15.13
Less distributions
Dividends (from net investment income) (0.64) (0.69) (0.74) (0.77) (0.75)
Distributions (from capital gains) (3.16) (2.61) (3.98) (2.59) (3.06)
Total distributions (3.80) (3.30) (4.72) (3.36) (3.81)
Net asset value at end of year $65.66 $64.44 $56.69 $58.79 $61.04
Total Return 8.02% 20.05% 4.61% 1.40% 31.14%
Ratios / supplemental data
Net assets ($000), end of year $1,136,971 $1,018,700 $827,401 $788,724 $703,695
Ratio of expenses to average net assets
Before custodian fee credits 0.76% 0.76% 0.78% 0.77% 0.80%
After  custodian fee credits 0.76% 0.76% 0.77% 0.77% 0.79%
Ratio of net investment income after custodian fee credits  to average net assets 0.94% 1.11% 1.27% 1.19% 1.27%
Portfolio turnover rate 4% 10% 8% 5% 5%
A
Calculated using average shares outstanding

Schedule of Investments
As of May 31, 2025
Amana Growth Fund
The accompanying notes are an integral part of these financial statements.
10
May 31, 2025
Annual Financial
Continued on next page.
Common Stock - 94 .3 % Number of Shares Cost Market Value
Percentage of
Net Assets
Communications
Internet Media & Services
Alphabet, Class A 1,345,000 $ 161,823,354 $ 230,990,300 4.4%
Consumer Discretionary
Automotive Retailers
AutoZone
1
40,000 98,870,262 149,321,600 2.8%
Home Products Stores
Lowe's 400,000 8,620,300 90,292,000 1.7%
Specialty Apparel Stores
TJX Companies 1,150,000 12,679,185 145,935,000 2.8%
120,169,747 385,548,600 7.3%
Consumer Staples
Household Products
Procter & Gamble 640,000 106,667,904 108,729,600 2.0%
Personal Care Products
Church & Dwight 1,171,300 20,995,228 115,150,503 2.2%
127,663,132 223,880,103 4.2%
Health Care
Large Pharma
AbbVie 600,000 116,604,834 111,666,000 2.1%
AstraZeneca ADR 1,590,000 107,739,591 115,799,700 2.2%
Eli Lilly 290,435 10,031,382 214,245,186 4.1%
Novo Nordisk ADR 2,003,200 7,663,670 143,228,800 2.7%
242,039,477 584,939,686 11.1%
Life Science & Diagnostics
Agilent Technologies 586,100 12,639,490 65,596,312 1.2%
Medical Devices
Stryker 300,000 15,657,168 114,792,000 2.2%
270,336,135 765,327,998 14.5%
Industrials
Commercial & Residential Building
Equipment & Systems
Johnson Controls International 2,000,000 104,457,807 202,740,000 3.8%
Trane 400,000 66,621,870 172,108,000 3.3%
171,079,677 374,848,000 7.1%
Electrical Power Equipment
Eaton 70,000 25,915,995 22,414,000 0.4%
Schneider Electric SE 400,000 100,973,753 100,907,305 1.9%
126,889,748 123,321,305 2.3%
Measurement Instruments
Keysight Technologies
1
851,450 63,660,247 133,711,708 2.5%
Trimble
1
1,665,000 26,578,159 118,664,550 2.3%
90,238,406 252,376,258 4.8%
Metalworking Machinery
Lincoln Electric Holdings 268,920 5,947,784 52,060,223 1.0%

Schedule of Investments
As of May 31, 2025
Amana Growth Fund
The accompanying notes are an integral part of these financial statements.
May 31, 2025
Annual Financial
11
Common Stock - 94.3% Number of Shares Cost Market Value
Percentage of
Net Assets
Industrials (continued)
Rail Freight
Union Pacific 153,840 $ 15,915,636 $ 34,100,174 0.7%
410,071,251 836,705,960 15.9%
Technology
Application Software
Adobe
1
320,600 10,572,380 133,077,854 2.5%
Intuit 285,600 9,926,412 215,191,032 4.1%
20,498,792 348,268,886 6.6%
Communications Equipment
Apple 1,773,025 1,440,251 356,112,071 6.8%
Cisco Systems 929,050 17,145,280 58,567,312 1.1%
18,585,531 414,679,383 7.9%
Infrastructure Software
Microsoft 660,000 205,627,703 303,837,600 5.8%
Oracle 900,000 39,381,679 148,977,000 2.8%
ServiceNow
1
185,000 99,581,103 187,051,650 3.5%
344,590,485 639,866,250 12.1%
IT Services
Gartner
1
179,900 6,185,085 78,511,958 1.5%
Semiconductor Devices
Advanced Micro Devices
1
245,100 3,543,066 27,139,923 0.5%
Broadcom 1,150,000 122,582,706 278,380,500 5.3%
Nvidia 2,100,000 152,670,792 283,773,000 5.4%
278,796,564 589,293,423 11.2%
Semiconductor Manufacturing
ASML Holding NY 308,000 10,937,644 226,925,160 4.3%
Taiwan Semiconductor ADR 1,210,921 12,693,436 234,095,248 4.4%
23,631,080 461,020,408 8.7%
692,287,537 2,531,640,308 48.0%
Total investments $1,782,351,156 $ 4,974,093,269 94.3%
Other assets (net of liabilities) 298,537,320 5.7%
Total net assets $ 5,272,630,589 100.0%
1
Non-income producing
ADR: American Depositary Receipt

Amana Growth Fund
The accompanying notes are an integral part of these financial statements.

May 31, 2025
Annual Financial
Statement of Assets and Liabilities Statement of Operations
As of May 31, 2025
Assets
Investments in securities, at value
(Cost $1,782,351,156) $ 4,974,093,269
Cash 299,269,112
Dividends receivable 3,556,193
Receivable for Fund shares sold 1,422,173
Prepaid expenses 75,021
Total assets 5,278,415,768
Liabilities
Accrued advisory fees 2,570,872
Payable for Fund shares redeemed 2,524,902
Accrued 12b-1 distribution fees 518,937
Accrued retirement plan custody fee 57,739
Accrued audit expenses 22,917
Accrued trustee expenses 9,881
Accrued legal expenses 9,491
Accrued Chief Compliance Officer expenses 7,314
Accrued other operating expenses 63,126
Total liabilities 5,785,179
Net assets $5,272,630,589
Analysis of net assets
Paid-in capital (unlimited shares authorized,
without par value) $2,119,757,171
Total distributable earnings 3,152,873,418
Net assets applicable to Fund shares outstanding $5,272,630,589
Net asset value per Investor Shares AMAGX
Net assets, at value $2,506,580,838
Shares outstanding 31,728,585
Net asset value, offering and redemption price per
share $79.00
Net asset value per Institutional Shares AMIGX
Net assets, at value $2,766,049,751
Shares outstanding 34,733,672
Net asset value, offering and redemption price per
share $79.64
Year ended May 31, 2025
Investment income
Dividend Income (Net of foreign tax of $1,719,932) $ 45,873,297
Miscellaneous income 2,101
Total investment income 45,875,398
Expenses
Investment advisory fees 31,740,031
12b-1 distribution fees 6,496,444
ReFlow fees 384,371
Custodian fees 239,314
Retirement plan custodial fees 131,566
225
Investor Shares 343
250
Institutional Shares 131,223
Filing and registration fees 120,918
Legal fees 98,053
Audit fees 92,002
Chief Compliance Officer expenses 87,739
Trustee fees 75,996
Other operating expenses 410,605
Total gross expenses 39,877,039
Less custodian fee credits (239,314)
Net expenses 39,637,725
Net investment income $6,237,673
Net realized gain from investments and foreign
currency $176,817,604
A
Net Increase in unrealized appreciation on investments
and foreign currency 86,888,468
Net gain on investments 263,706,072
Net increase in net assets resulting from operations $269,943,745
A
Includes $221,743,000 in net realized gains from redemptions in-kind

Amana Growth Fund
The accompanying notes are an integral part of these financial statements.
May 31, 2025
Annual Financial
13
Statements of Changes in Net Assets
Year ended May 31, 2025 Year ended May 31, 2024
Increase in net assets from operations
From operations
Net investment income $6,237,673 $9,357,997
Net realized gain on investments and foreign currency 176,817,604 240,318,416
Net increase in unrealized appreciation on investments and foreign currency 86,888,468 788,446,787
Net increase in net assets 269,943,745 1,038,123,200
Distributions to shareowners from
225
Net dividend and distribution to shareholders - Investor Shares (100,893,981) (14,498,999)
250
Net dividend and distribution to shareholders - Institutional Shares (113,345,661) (18,959,927)
Total distributions (214,239,642) (33,458,926)
Capital share transactions
Proceeds from the sale of shares
225
Investor Shares 356,186,050 492,993,115
250
Institutional Shares 823,392,230 664,241,837
Value of shares issued in reinvestment of dividends and distributions
225
Investor Shares 95,674,351 13,941,611
250
Institutional Shares 108,756,525 18,285,747
Cost of shares redeemed
225
Investor Shares (499,074,381) (334,959,259)
250
Institutional Shares (893,181,201) (458,432,950)
Total capital shares transactions (8,246,426) 396,070,101
Total increase in net assets 47,457,677 1,400,734,375
Net assets
Beginning of year 5,225,172,912 3,824,438,537
End of year $5,272,630,589 $5,225,172,912
Shares of the Fund sold and redeemed
Investor Shares (AMAGX)
Number of shares sold 4,453,978 6,950,130
Number of shares issued in reinvestment of dividends and distributions 1,199,979 196,666
Number of shares redeemed (6,288,709) (4,695,664)
Net increase (decrease) in number of shares outstanding (634,752) 2,451,132
Institutional Shares (AMIGX)
Number of shares sold 10,318,331 9,379,438
Number of shares issued in reinvestment of dividends and distributions 1,354,546 256,606
Number of shares redeemed (11,274,325) (6,539,327)
Net increase in number of shares outstanding 398,552 3,096,717
– –

Amana Growth Fund:
Financial Highlights
The accompanying notes are an integral part of these financial statements.
14
May 31, 2025
Annual Financial
Investor Shares (AMAGX)
Selected data per share of outstanding capital stock throughout each year:
Year ended May 31,
2025 2024 2023 2022 2021
A A A A A A
Net asset value at beginning of year $78.08 $62.36 $60.47 $61.17 $45.39
Income from investment operations
Net investment income
A
(0.01) 0.06 0.12 0.05 0.10
Net gains (losses) on securities (both realized and unrealized) 4.07 16.12 3.86 (0.37) 18.74
Total from investment operations 4.06 16.18 3.98 (0.32) 18.84
Less distributions
Dividends (from net investment income) – (0.11) (0.10) (0.05) (0.13)
Distributions (from capital gains) (3.14) (0.35) (1.99) (0.33) (2.93)
Total distributions (3.14) (0.46) (2.09) (0.38) (3.06)
Net asset value at end of year $79.00 $78.08 $62.36 $60.47 $61.17
Total Return 5.17% 26.03% 6.83% (0.62)% 42.16%
Ratios / supplemental data
Net assets ($000), end of year $2,506,581 $2,527,041 $1,865,385 $1,684,412 $1,735,349
Ratio of expenses to average net assets
Before custodian fee credits 0.86% 0.87% 0.91% 0.91% 0.96%
After  custodian fee credits 0.86% 0.87% 0.91% 0.90% 0.96%
Ratio of net investment income after custodian fee credits  to average net assets (0.01)% 0.09% 0.21% 0.09% 0.19%
Portfolio turnover rate 3% 10% 6% 3%
B
3%
B
Institutional Shares (AMIGX)
Selected data per share of outstanding capital stock throughout each year:
Year ended May 31,
2025 2024 2023 2022 2021
A A A A A A
Net asset value at beginning of year $78.58 $62.71 $60.80 $61.50 $45.60
Income from investment operations
Net investment income
A
0.19 0.23 0.27 0.22 0.24
Net gains (losses) on securities (both realized and unrealized) 4.09 16.23 3.88 (0.38) 18.84
Total from investment operations 4.28 16.46 4.15 (0.16) 19.08
Less distributions
Dividends (from net investment income) (0.08) (0.24) (0.25) (0.21) (0.25)
Distributions (from capital gains) (3.14) (0.35) (1.99) (0.33) (2.93)
Total distributions (3.22) (0.59) (2.24) (0.54) (3.18)
Net asset value at end of year $79.64 $78.58 $62.71 $60.80 $61.50
Total Return 5.42% 26.34% 7.09% (0.40)% 42.53%
Ratios / supplemental data
Net assets ($000), end of year $2,766,050 $2,698,132 $1,959,054 $1,489,810 $1,291,092
Ratio of expenses to average net assets
Before custodian fee credits 0.61% 0.62% 0.67% 0.64% 0.71%
After  custodian fee credits 0.61% 0.62% 0.66% 0.64% 0.71%
Ratio of net investment income after custodian fee credits  to average net assets 0.23% 0.33% 0.46% 0.32% 0.43%
Portfolio turnover rate 3% 10% 6% 3%
B
3%
B
A
Calculated using average shares outstanding
B
As restated to reflect the exclusion of redemptions in-kind, which reduced the percentage by 4% and 2% for the year ended May 31, 2022 and 2021, respectively.

Schedule of Investments
As of May 31, 2025
Amana Developing World Fund
The accompanying notes are an integral part of these financial statements.
May 31, 2025
Annual Financial
15
Continued on next page.
Common Stock - 82.6% Number of Shares Cost Market Value Country
1
Percentage of
Net Assets
Communications
Telecom Carriers
Saudi Telecom 300,000 $ 3,325,885 $ 3,347,485 Saudi Arabia 2.5%
Wireless Telecommunications
Telekomunikasi Indonesia ADR 83,000 1,813,782 1,423,450 Indonesia 1.0%
5,139,667 4,770,935 3.5%
Consumer Discretionary
Automobiles
Ford Otomotiv Sanayi 1,096,000 1,984,463 2,242,630 Turkey 1.7%
Home Products Stores
Wilcon Depot 5,550,000 2,140,944 612,487 Philippines 0.4%
4,125,407 2,855,117 2.1%
Consumer Staples
Food & Drug Stores
Bim Birlesik Magazalar AS 320,000 3,652,456 3,884,083 Turkey
2
2.9%
Clicks Group 192,000 2,314,634 4,131,139 South Africa 3.0%
5,967,090 8,015,222 5.9%
Packaged Food
Indofood CBP Sukses Makmur 2,500,000 1,468,008 1,670,642 Indonesia 1.3%
Personal Care Products
Dabur India 500,000 3,242,051 2,824,447 India
2
2.1%
Kimberly-Clark de Mexico, Class A 1,800,000 2,996,718 3,210,972 Mexico 2.4%
LG Household & Health Care 6,050 3,600,424 1,426,457 South Korea 1.0%
Unicharm 287,400 3,440,796 2,279,792 Japan 1.7%
Unilever ADR 65,000 3,263,718 4,149,600 United Kingdom 3.1%
16,543,707 13,891,268 10.3%
23,978,805 23,577,132 17.5%
Financials
Islamic Banking
BIMB Holdings 1,476,100 1,168,041 805,006 Malaysia 0.6%
Islamic Insurance
Syarikat Takaful Malaysia Keluarga 1,500,000 1,294,978 1,268,830 Malaysia 0.9%
2,463,019 2,073,836 1.5%
Health Care
Health Care Facilities
Bangkok Dusit Medical Services NVDR 3,923,000 2,713,307 2,565,438 Thailand 1.9%
IHH Healthcare 1,764,000 2,329,363 2,857,749 Malaysia 2.1%
KPJ Healthcare 4,825,992 1,231,253 3,080,748 Malaysia 2.3%
6,273,923 8,503,935 6.3%
Specialty & Generic Pharma
Hikma Pharmaceuticals 137,400 3,846,505 3,969,628 Jordan 3.0%
10,120,428 12,473,563 9.3%
Industrials
Other Machinery & Equipment
WEG 500,000 3,627,912 3,710,988 Brazil
2
2.8%
Rubber & Plastic
Hartalega Holdings 2,750,000 2,643,031 1,214,488 Malaysia 0.9%
6,270,943 4,925,476 3.7%

Schedule of Investments
As of May 31, 2025
Amana Developing World Fund
The accompanying notes are an integral part of these financial statements.
16
May 31, 2025
Annual Financial
Continued on next page.
Common Stock - 82.6% Number of Shares Cost Market Value Country
1
Percentage of
Net Assets
Materials
Barrick Mining Corporation 175,000 $ 3,536,868 $ 3,353,000 Canada 2.5%
Agricultural Chemicals
Quimica y Minera Chile ADR 70,000 4,086,009 2,130,100 Chile 1.6%
Base Metals
Southern Copper 39,502 2,142,609 3,591,127 Peru 2.6%
Cement & Aggregates
UltraTech Cement 31,000 2,953,700 4,066,939 India
2
3.0%
Iron
Rio Tinto ADR 50,000 3,607,972 2,971,500 China
2
2.2%
16,327,158 16,112,666 11.9%
Real Estate
Multi Asset Class Ownership & Development
SM Prime Holdings 2,800,000 1,564,843 1,131,312 Philippines 0.8%
Technology
Communications Equipment
Samsung Electronics 62,700 3,115,508 2,544,222 South Korea 1.9%
Sercomm 669,000 1,839,844 2,148,256 Taiwan 1.6%
4,955,352 4,692,478 3.5%
Computer Hardware & Storage
Advantech 295,931 2,660,842 3,330,811 Taiwan 2.5%
Electronic Manufacturing Services &
Original Design Manufacturer
Jabil 28,600 2,832,472 4,805,086 United States 3.5%
Electronics Components
Delta Electronics 320,000 2,546,615 3,932,285 Taiwan
2
2.9%
Samsung 7,900 3,360,918 965,911 South Korea 0.7%
5,907,533 4,898,196 3.6%
IT Services
Infosys ADR 190,000 3,740,409 3,456,100 India 2.6%
Semiconductor Devices
Monolithic Power Systems 4,000 2,821,704 2,647,600 United States 2.0%
Nvidia 23,000 484,973 3,107,990 United States 2.3%
Qualcomm 24,500 3,020,311 3,557,400 United States 2.6%
6,326,988 9,312,990 6.9%
Semiconductor Manufacturing
ASML Holding NY 5,000 3,412,870 3,683,850 Netherlands 2.7%
Taiwan Semiconductor ADR 27,200 1,513,555 5,258,304 Taiwan 3.9%
4,926,425 8,942,154 6.6%
31,350,021 39,437,815 29.2%

Schedule of Investments
As of May 31, 2025
Amana Developing World Fund
The accompanying notes are an integral part of these financial statements.
May 31, 2025
Annual Financial
17
Common Stock - 82.6% Number of Shares Cost Market Value Country
1
Percentage of
Net Assets
Utilities
Power Generation
Manila Electric 428,500 $ 2,833,817 $ 4,221,845 Philippines 3.1%
Total investments $104,174,108 $111,579,697 82.6%
Other assets (net of liabilities) 23,444,692 17.4%
Total net assets $135,024,389 100.0%
1
Country of domicile unless otherwise indicated
2
Denotes a country or region of primary exposure
ADR: American Depositary Receipt
NVDR: Non Voting Depository Receipt

Amana Developing World Fund
The accompanying notes are an integral part of these financial statements.

May 31, 2025
Annual Financial
Statement of Assets and Liabilities Statement of Operations
As of May 31, 2025
Assets
Investments in securities, at value
(Cost $104,174,108) $ 111,579,697
Cash 23,309,607
Dividends receivable 253,068
Receivable for Fund shares sold 44,269
Prepaid expenses 14,123
Total assets 135,200,764
Liabilities
Accrued advisory fees 92,056
Accrued audit expenses 37,817
Payable for Fund shares redeemed 20,514
Accrued retirement plan custody fee 14,610
Accrued 12b-1 distribution fees 8,290
Accrued legal expenses 303
Accrued trustee expenses 287
Accrued Chief Compliance Officer expenses 212
Accrued other operating expenses 2,286
Total liabilities 176,375
Net assets $135,024,389
Analysis of net assets
Paid-in capital (unlimited shares authorized,
without par value) $124,211,509
Total distributable earnings 10,812,880
Net assets applicable to Fund shares outstanding $135,024,389
Net asset value per Investor Shares AMDWX
Net assets, at value $38,649,910
Shares outstanding 2,962,507
Net asset value, offering and redemption price per
share $13.05
Net asset value per Institutional Shares AMIDX
Net assets, at value $96,374,479
Shares outstanding 7,357,173
Net asset value, offering and redemption price per
share $13.10
Year ended May 31, 2025
Investment income
Dividend Income (Net of foreign tax of $258,282) $ 2,470,660
Miscellaneous income 118
Total investment income 2,470,778
Expenses
Investment advisory fees 1,056,119
Custodian fees 97,662
12b-1 distribution fees 94,554
Filing and registration fees 42,643
Retirement plan custodial fees 32,245
325
Investor Shares 90
350
Institutional Shares 32,155
Audit fees 24,179
Legal fees 2,441
Chief Compliance Officer expenses 2,178
Trustee fees 1,827
Other operating expenses 26,605
Total gross expenses 1,380,453
Less custodian fee credits (96,708)
Net expenses 1,283,745
Net investment income $1,187,033
Net realized gain from investments and foreign
currency $4,522,192
Net decrease in unrealized appreciation on
investments and foreign currency (7,389,000)
Net loss on investments (2,866,808)
Net decrease in net assets resulting from
operations $(1,679,775)

Amana Developing World Fund
The accompanying notes are an integral part of these financial statements.
May 31, 2025
Annual Financial
19
Statements of Changes in Net Assets
Year ended May 31, 2025 Year ended May 31, 2024
Increase in net assets from operations
From operations
Net investment income $1,187,033 $1,346,865
Net realized gain (loss) on investments and foreign currency 4,522,192 (2,015,157)
Net increase (decrease) in unrealized appreciation on investments and foreign currency (7,389,000) 14,675,631
Net increase (decrease) in net assets (1,679,775) 14,007,339
Distributions to shareowners from
325
Net dividend and distribution to shareholders - Investor Shares (212,734) (299,740)
350
Net dividend and distribution to shareholders - Institutional Shares (755,278) (787,678)
Total distributions (968,012) (1,087,418)
Capital share transactions
Proceeds from the sale of shares
325
Investor Shares 12,139,998 7,070,763
350
Institutional Shares 39,163,602 43,861,528
Value of shares issued in reinvestment of dividends and distributions
325
Investor Shares 211,204 297,630
350
Institutional Shares 746,022 781,001
Cost of shares redeemed
325
Investor Shares (8,010,523) (5,818,766)
350
Institutional Shares (32,412,788) (17,334,306)
Total capital shares transactions 11,837,515 28,857,850
Total increase in net assets 9,189,728 41,777,771
Net assets
Beginning of year 125,834,661 84,056,890
End of year $135,024,389 $125,834,661
Shares of the Fund sold and redeemed
Investor Shares (AMDWX)
Number of shares sold 899,380 572,870
Number of shares issued in reinvestment of dividends and distributions 15,940 24,217
Number of shares redeemed (594,456) (472,648)
Net increase in number of shares outstanding 320,864 124,439
Institutional Shares (AMIDX)
Number of shares sold 2,903,908 3,506,333
Number of shares issued in reinvestment of dividends and distributions 56,134 63,342
Number of shares redeemed (2,399,895) (1,425,506)
Net increase in number of shares outstanding 560,147 2,144,169
– –

Amana Developing World Fund:
Financial Highlights
The accompanying notes are an integral part of these financial statements.
20
May 31, 2025
Annual Financial
Investor Shares (AMDWX)
Selected data per share of outstanding capital stock throughout each year:
Year ended May 31,
2025 2024 2023 2022 2021
A A A A A A
Net asset value at beginning of year $13.29 $11.70 $11.85 $13.70 $9.67
Income from investment operations
Net investment income
A
0.10 0.14 0.13 0.21 0.05
Net gains (losses) on securities (both realized and unrealized) (0.26) 1.56 (0.17) (1.90) 3.98
Total from investment operations (0.16) 1.70 (0.04) (1.69) 4.03
Less distributions
Dividends (from net investment income) (0.08) (0.11) (0.08) (0.16) –
Distributions (from capital gains) – 0.00
B
(0.03) – –
Total distributions (0.08) (0.11) (0.11) (0.16) –
Net asset value at end of year $13.05 $13.29 $11.70 $11.85 $13.70
Total Return (1.24)% 14.65% (0.25)% (12.47)% 41.68%
Ratios / supplemental data
Net assets ($000), end of year $38,650 $35,115 $29,446 $23,123 $22,553
Ratio of expenses to average net assets
Before custodian fee credits 1.20% 1.20% 1.22% 1.21% 1.20%
After  custodian fee credits 1.13% 1.13% 1.15% 1.14% 1.14%
Ratio of net investment income after custodian fee credits  to average net assets 0.76% 1.15% 1.11% 1.59% 0.44%
Portfolio turnover rate 9% 1% 6% 30% 3%
Institutional Shares (AMIDX)
Selected data per share of outstanding capital stock throughout each year:
Year ended May 31,
2025 2024 2023 2022 2021
A A A A A A
Net asset value at beginning of year $13.35 $11.74 $11.90 $13.77 $9.70
Income from investment operations
Net investment income
A
0.13 0.17 0.15 0.24 0.08
Net gains (losses) on securities (both realized and unrealized) (0.27) 1.57 (0.17) (1.90) 3.99
Total from investment operations (0.14) 1.74 (0.02) (1.66) 4.07
Less distributions
Dividends (from net investment income) (0.11) (0.13) (0.11) (0.21) –
Distributions (from capital gains) – 0.00
B
(0.03) – –
Total distributions (0.11) (0.13) (0.14) (0.21) –
Net asset value at end of year $13.10 $13.35 $11.74 $11.90 $13.77
Total Return (1.10)% 14.95% (0.12)% (12.24)% 41.96%
Ratios / supplemental data
Net assets ($000), end of year $96,374 $90,720 $54,611 $46,715 $42,241
Ratio of expenses to average net assets
Before custodian fee credits 0.98% 0.98% 1.01% 0.99% 0.97%
After  custodian fee credits 0.91% 0.90% 0.94% 0.92% 0.91%
Ratio of net investment income after custodian fee credits  to average net assets 0.96% 1.36% 1.31% 1.80% 0.65%
Portfolio turnover rate 9% 1% 6% 30% 3%
A
Calculated using average shares outstanding
B
Amount is less than $0.01

Consolidated Schedule of Investments
As of May 31, 2025
Amana Participation Fund
The accompanying notes are an integral part of these financial statements.
May 31, 2025
Annual Financial
21
Continued on next page.
Corporate Sukuk - 73.1% Coupon / Maturity Face Amount Market Value Country
1
Percentage of
Net Assets
Communications
Axiata SPV2
2
2.163% due 08/19/2030 $ 6,000,000 $ 5,282,752 Malaysia 2.0%
Saudi Telecom
2
3.890% due 05/13/2029 5,000,000 4,863,562 Saudi Arabia 1.9%
Axiata SPV2
2
4.357% due 03/24/2026 4,357,000 4,342,866 Malaysia 1.7%
14,489,180 5.6%
Consumer Staples
Almarai Sukuk
2
5.233% due 07/25/2033 7,380,000 7,393,800 Saudi Arabia 2.9%
Energy
SA Global
2
2.694% due 06/17/2031 8,500,000 7,512,376 Saudi Arabia 2.9%
Financials
Kuwait Financial Bank Tier 1
2,3
3.600% due PERP 10,000,000 9,676,600 Kuwait 3.8%
Dubai Aerospace Enterprises DIFC
2
3.750% due 02/15/2026 6,700,000 6,641,817 United Arab Emirates 2.6%
Air Lease Corp Sukuk
2
5.850% due 04/01/2028 6,000,000 6,101,643 Cayman Islands 2.4%
Aercap Sukuk Ltd
2
4.500% due 10/03/2029 6,200,000 6,058,826 Cayman Islands 2.3%
Al Rajhi Sukuk
2
6.375% due 11/16/2049 6,000,000 6,054,432 Saudi Arabia 2.3%
SAIB Tier 1 Sukuk Ltd
2
6.375% due 11/27/2049 5,500,000 5,555,486 Cayman Islands 2.2%
National Commercial Bank Tier 1
2,3
3.500% due PERP 5,550,000 5,342,430 Saudi Arabia 2.1%
Sharjah Islamic Bank Tier 1
2,3
5.000% due PERP 5,200,000 5,187,312 United Arab Emirates 2.0%
Dubai Islamic Bank
2
5.493% due 11/30/2027 5,000,000 5,077,000 United Arab Emirates 2.0%
Khazanah Global Sukuk
2
4.687% due 06/01/2028 5,000,000 5,001,257 Malaysia 1.9%
Boubyan Sukuk Ltd
2
3.389% due 03/29/2027 4,600,000 4,487,898 Cayman Islands 1.7%
Banque Saudi Fransi
2
4.750% due 05/31/2028 4,000,000 3,989,640 Saudi Arabia 1.5%
Boubyan Tier 1 Sukuk Ltd
2
3.950% due 04/01/2049 3,850,000 3,721,025 Cayman Islands 1.4%
Emirates REIT Sukuk III
2
7.500% due 12/12/2028 2,500,000 2,506,225 Cayman Islands 1.0%
EI Sukuk Co Ltd
2
5.431% due 05/28/2029 2,000,000 2,044,400 Cayman Islands 0.8%
QIIB Senior ORYX Ltd
2
5.247% due 01/24/2029 1,500,000 1,524,750 Cayman Islands 0.6%
Sharjah
2
3.854% due 04/03/2026 1,200,000 1,185,794 United Arab Emirates 0.5%
ADIB Capital Invest Three
2
7.250% due 07/18/2070 1,000,000 1,042,800 Cayman Islands 0.4%
QIB Sukuk LTD
2
5.581% due 11/22/2028 1,000,000 1,031,690 Cayman Islands 0.4%
BSF Sukuk Co Ltd
2
5.375% due 01/21/2030 1,000,000 1,015,628 Cayman Islands 0.4%
FAB Sukuk Company
2
4.581% due 01/17/2028 1,000,000 1,003,956 Cayman Islands 0.4%
EI Sukuk Co Ltd
2
2.082% due 11/02/2026 1,000,000 961,250 Cayman Islands 0.4%
Alpha Star HO IX Ltd
2
7.000% due 08/26/2028 750,000 756,195 United Arab Emirates 0.3%
85,968,054 33.4%
Fixed Income
Sharjah Sukuk Program
2
3.234% due 10/23/2029 710,000 654,058 Cayman Islands 0.3%
Industrials
DP World Salaam
2,3
6.000% due PERP 6,800,000 6,777,560 United Arab Emirates 2.6%
DP World Crescent
2
3.750% due 01/30/2030 4,000,000 3,778,950 United Arab Emirates 1.5%
Ma'aden Sukuk Ltd
2
5.250% due 02/13/2030 1,500,000 1,515,907 Cayman Islands 0.6%
Ma'aden Sukuk Ltd
2
5.500% due 02/13/2035 500,000 505,000 Cayman Islands 0.2%
DP World Crescent Ltd
2
5.500% due 09/13/2033 500,000 500,623 Cayman Islands 0.2%
13,078,040 5.1%
Materials
Equate Sukuk SPC Ltd
2
5.000% due 09/05/2031 5,000,000 4,969,250 United Arab Emirates 1.9%

Consolidated Schedule of Investments
As of May 31, 2025
Amana Participation Fund
The accompanying notes are an integral part of these financial statements.
22
May 31, 2025
Annual Financial
Corporate Sukuk - 73.1% Coupon / Maturity Face Amount Market Value Country
1
Percentage of
Net Assets
Real Estate
Dar Al- Arkan Sukuk Co Lt
2
8.000% due 02/25/2029 $ 7,000,000 $ 7,209,125 Cayman Islands 2.8%
Majid Al Futtaim
2
4.638% due 05/14/2029 6,650,000 6,574,988 United Arab Emirates 2.6%
EMAAR
2
3.700% due 07/06/2031 7,000,000 6,538,588 United Arab Emirates 2.6%
Alpha Star Holding
2
8.375% due 04/12/2027 6,050,000 6,242,777 United Arab Emirates 2.4%
Aldar
2
3.875% due 10/22/2029 6,000,000 5,762,490 United Arab Emirates 2.2%
32,327,968 12.6%
Utilities
TNB Global Ventures
2
4.851% due 11/01/2028 6,300,000 6,331,631 Malaysia 2.5%
TNB Global Ventures Cap
2
3.244% due 10/19/2026 6,140,000 6,023,060 Malaysia 2.3%
Saudi Electricity Global
2
5.060% due 04/08/2043 5,000,000 4,637,370 Saudi Arabia 1.8%
Saudi Electricity Global
2
5.684% due 04/11/2053 2,500,000 2,376,575 Saudi Arabia 0.9%
Saudi Electricity Global
2
5.500% due 04/08/2044 2,400,000 2,325,178 Saudi Arabia 0.9%
21,693,814 8.4%
Total Corporate Sukuk (Cost $ 191,837,000) $188,086,540 73.1%
Government Sukuk - 15.1% Coupon / Maturity Face Amount Market Value Country
1
Percentage of
Net Assets
Energy
EDO Sukuk Ltd
2
5.662% due 07/03/2031 7,000,000 7,043,540 Cayman Islands 2.7%
Government
Perusahaan Penerbit SBSN
2
4.550% due 03/29/2026 5,185,000 5,195,370 Indonesia 2.0%
Oman Sovereign Sukuk
2
4.875% due 06/15/2030 5,150,000 5,133,412 Oman 2.0%
Kingdom of Saudi Arabia
2
3.628% due 04/20/2027 5,000,000 4,918,180 Saudi Arabia 1.9%
Malaysia Sovereign Sukuk
2
4.236% due 04/22/2045 5,000,000 4,281,031 Malaysia 1.7%
Perusahaan Penerbit SBSN
2
3.550% due 06/09/2051 5,280,000 3,660,290 Indonesia 1.4%
Kingdom of Saudi Arabia
2
4.303% due 01/19/2029 3,200,000 3,164,935 Saudi Arabia 1.2%
Perusahaan Penerbit SBSN
2
4.450% due 02/20/2029 3,050,000 3,047,969 Indonesia 1.2%
Hazine Mustesarligi Varl
2
6.500% due 04/26/2030 2,500,000 2,495,125 Turkey 1.0%
31,896,312 12.4%
Total Government Sukuk (Cost 41,365,000) $38,939,852 15.1%
Bank Time Deposits - 3.9% Coupon / Maturity Face Amount Market Value Country
1
Percentage of
Net Assets
Bank Time Deposits
Bank ABC 0.046% due 08/21/2025 2,000,000 2,000,000 United States 0.8%
Bank ABC 0.045% due 06/23/2025 2,000,000 2,000,000 United States 0.8%
Bank ABC 0.045% due 06/20/2025 2,500,000 2,500,000 United States 0.9%
Ahli United Bank 0.046% due 07/24/2025 1,000,000 1,000,000 United States 0.4%
Gulf International Bank 0.041% due 06/23/2025 1,000,000 1,000,000 United States 0.4%
Bank ABC 0.045% due 07/23/2025 1,500,000 1,500,000 United States 0.6%
Total Bank Time Deposits (Cost 10,000,000) $10,000,000 3.9%
Total investments (Cost $240,870,126) $237,026,392 92.1%
Other assets (net of liabilities) 20,259,908 7.9%
Total net assets $257,286,300 100.0%
1
Denotes a country or region of primary exposure
2
Security was purchased pursuant to Regulation S under the Securities Act of 1933 which exempts from registration securities offered and sold outside of the
United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These Securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At May 31,
2025, the aggregate value of these securities was $227,026,393 representing 88.2% of total net assets.
3
Security is perpetual in nature with no stated maturity date.
SA: Special Assessment

Amana Participation Fund
The accompanying notes are an integral part of these financial statements.
May 31, 2025
Annual Financial
23
Consolidated Statement of Assets and Liabilities Consolidated Statement of Operations
As of May 31, 2025
Assets
Investments in securities, at value
(Cost $240,870,126) $ 237,026,392
Cash 17,838,483
Dividends receivable 2,683,519
Receivable for Fund shares sold 471,823
Prepaid expenses 15,415
Total assets 258,035,632
Liabilities
Payable for Fund shares redeemed 562,602
Accrued advisory fees 107,495
Distributions payable 42,505
Accrued retirement plan custody fee 13,738
Accrued audit expenses 10,492
Accrued 12b-1 distribution fees 7,240
Accrued legal expenses 1,257
Accrued Chief Compliance Officer expenses 471
Accrued trustee expenses 411
Accrued other operating expenses 3,121
Total liabilities 749,332
Net assets $257,286,300
Analysis of net assets
Paid-in capital (unlimited shares authorized,
without par value) $268,632,758
Total distributable earnings (11,346,458)
Net assets applicable to Fund shares outstanding $257,286,300
Net asset value per Investor Shares AMAPX
Net assets, at value $34,638,758
Shares outstanding 3,562,965
Net asset value, offering and redemption price per
share $9.72
Net asset value per Institutional Shares AMIPX
Net assets, at value $222,647,542
Shares outstanding 22,819,046
Net asset value, offering and redemption price per
share $9.76
Year ended May 31, 2025
Investment income
Sukuk income $ 9,594,664
Miscellaneous income 10,712
Total investment income 9,605,376
Expenses
Investment advisory fees 1,102,087
12b-1 distribution fees 76,701
Custodian fees 54,591
Filing and registration fees 46,343
Retirement plan custodial fees 29,960
425
Investor Shares 259
450
Institutional Shares 29,701
Legal fees 10,436
Audit fees 10,022
Chief Compliance Officer expenses 3,347
Trustee fees 2,652
Other operating expenses 36,333
Total gross expenses 1,372,472
Less custodian fee credits (54,591)
Net expenses 1,317,881
Net investment income $8,287,495
Net realized loss from investments $(240,580)
Net decrease in unrealized depreciation on
investments 3,740,587
Net gain on investments 3,500,007
Net increase in net assets resulting from operations $11,787,502

Amana Participation Fund
The accompanying notes are an integral part of these financial statements.

May 31, 2025
Annual Financial
Consolidated Statements of Changes in Net Assets
Year ended May 31, 2025 Year ended May 31, 2024
Increase (Decrease) in net assets from operations
From operations
Net investment income $8,287,495 $6,980,968
Net realized loss on investments (240,580) (3,429,790)
Net decrease in unrealized depreciation on investments 3,740,587 769,931
Net increase in net assets 11,787,502 4,321,109
Distributions to shareowners from
425
Net dividend and distribution to shareholders - Investor Shares (1,083,820) (857,965)
450
Net dividend and distribution to shareholders - Institutional Shares (7,199,705) (5,730,425)
Total distributions (8,283,525) (6,588,390)
Capital share transactions
Proceeds from the sale of shares
425
Investor Shares 13,065,840 9,329,328
450
Institutional Shares 118,045,122 50,645,545
Value of shares issued in reinvestment of dividends and distributions
425
Investor Shares 1,059,338 845,539
450
Institutional Shares 7,077,542 5,678,992
Cost of shares redeemed
425
Investor Shares (8,763,467) (7,787,173)
450
Institutional Shares (76,155,176) (75,702,455)
Total capital shares transactions 54,329,199 (16,990,224)
Total increase (decrease) in net assets 57,833,176 (19,257,505)
Net assets
Beginning of year 199,453,124 218,710,629
End of year $257,286,300 $199,453,124
Shares of the Fund sold and redeemed
Investor Shares (AMAPX)
Number of shares sold 1,341,293 975,227
Number of shares issued in reinvestment of dividends and distributions 108,739 88,555
Number of shares redeemed (900,183) (814,310)
Net increase in number of shares outstanding 549,849 249,472
Institutional Shares (AMIPX)
Number of shares sold 12,052,279 5,276,214
Number of shares issued in reinvestment of dividends and distributions 723,734 592,716
Number of shares redeemed (7,779,792) (7,893,506)
Net increase (decrease) in number of shares outstanding 4,996,221 (2,024,576)
– –

Amana Participation Fund:
Financial Highlights
The accompanying notes are an integral part of these financial statements.
May 31, 2025
Annual Financial
25
Investor Shares (AMAPX)
Selected data per share of outstanding capital stock throughout each year:
Year ended May 31
2025
A
2024
A
2023
A
2022
A
2021
A
2020
A A A A A A A
Net asset value at beginning of period $9.54 $9.64 $9.86 $10.42 $10.12 $9.97
Income from investment operations
Net investment income
B
0.35 0.31 0.21 0.18 0.19 0.24
Net gains (losses) on securities (both realized and unrealized) 0.17 (0.12) (0.24) (0.57) 0.30 0.14
Total from investment operations 0.52 0.19 (0.03) (0.39) 0.49 0.38
Less distributions
Dividends (from net investment income) (0.34) (0.29) (0.19) (0.17) (0.19) (0.23)
Total distributions (0.34) (0.29) (0.19) (0.17) (0.19) (0.23)
Net asset value at end of period $9.72 $9.54 $9.64 $9.86 $10.42 $10.12
Total Return 5.44% 2.01% (0.26)% (3.83)% 4.90% 3.88%
Ratios / supplemental data
Net assets ($000), end of year $34,639 $28,756 $26,650 $24,722 $22,375 $16,531
Ratio of expenses to average net assets
Before  custodian fee credits 0.82% 0.83% 0.80% 0.80% 0.82% 0.88%
After custodian fee credits 0.80% 0.80% 0.78% 0.78% 0.80% 0.86%
Ratio of net investment income after to average net assets 3.56% 3.23% 2.11% 1.71% 1.86% 2.34%
Portfolio turnover rate 22% 17% 48% 15% 19% 34%
Institutional Shares (AMIPX)
Selected data per share of outstanding capital stock throughout each year:
Year ended May 31
2025
A
2024
A
2023
A
2022
A
2021
A
2020
A A A A A A A
Net asset value at beginning of period $9.58 $9.68 $9.89 $10.45 $10.16 $10.00
Income from investment operations
Net investment income
B
0.37 0.33 0.23 0.20 0.22 0.26
Net gains (losses) on securities (both realized and unrealized) 0.17 (0.12) (0.22) (0.57) 0.29 0.16
Total from investment operations 0.54 0.21 0.01 (0.37) 0.51 0.42
Less distributions
Dividends (from net investment income) (0.36) (0.31) (0.22) (0.19) (0.22) (0.26)
Total distributions (0.36) (0.31) (0.22) (0.19) (0.22) (0.26)
Net asset value at end of period $9.76 $9.58 $9.68 $9.89 $10.45 $10.16
Total Return 5.68% 2.26% 0.09% (3.58)% 5.04% 4.23%
Ratios / supplemental data
Net assets ($000), end of year $222,648 $170,697 $192,060 $187,032 $143,404 $100,023
Ratio of expenses to average net assets
Before  custodian fee credits 0.59% 0.58% 0.56% 0.56% 0.58% 0.63%
After custodian fee credits 0.57% 0.56% 0.53% 0.54% 0.56% 0.61%
Ratio of net investment income after to average net assets 3.79% 3.45% 2.34% 1.97% 2.10% 2.53%
Portfolio turnover rate 22% 17% 48% 15% 19% 34%
A
Consolidated
B
Calculated using average shares outstanding

Notes To Financial Statements

May 31, 2025
Annual Financial
Note 1 - Organization
Amana Mutual Funds Trust (the “Trust”) was organized as a Delaware
Statutory Trust on March 11, 2013, and is the successor to Amana
Mutual Funds Trust, an Indiana Business Trust (“Prior Trust”)
organized on July 26, 1984, pursuant to a reorganization on July
19, 2013. Each Fund is a series of the Trust and the Income, Growth, and Developing World Funds are successors to the corresponding series of the Prior Trust. The Trust is registered as an open-end, management company under the Investment Company Act of 1940, as amended. The Trust restricts its investments to those acceptable to Muslims by investing in accordance with Islamic principles.
Four portfolio series have been created. The Income Fund was first authorized to sell shares of beneficial interest to the public on June
23, 1986. The Growth Fund began operations on February 3, 1994 .
The Developing World Fund began operations on September 28,
2009 . Institutional Shares of Income, Growth, and Developing World
Funds were first offered September 25, 2013. The Participation
Fund (both Investor and Institutional Shares) began operations
September 28, 2015 . The Participation Fund is a nondiversified fund.
Each Fund is an investment company and accordingly follows the investment accounting and reporting guidance of the Financial
Accounting Standards Board (FASB) Accounting Standard
Codification Topic 946 “Financial Services – Investment Companies.”
Each class of shares of a Fund represents an interest in the same portfolio of investments of the Fund and has in all respects the same rights and obligations as each other class of the Fund, except that each class bears its own class expenses, and each class has exclusive voting rights on matters affecting that class. Each class of shares may be subject to different investment minimums and other conditions of eligibility as may be described in the prospectus for the particular class of shares, as from time to time in effect.
Income, realized and unrealized capital gains and losses, and expenses to be paid by a Fund and not allocated to a particular class as provided below, shall be allocated to each class on the basis of relative net assets. Expenses allocable to a specific class are expenses specifically incurred by or for such class including the following:
Distribution fees;
Retirement plan custodial fees; and
Any applicable service fees.
Net investment income dividends and capital gain distributions paid by the Fund on each class of its shares will be calculated in the same manner on the same day and at the same time.
Commencing in the year ended May 31, 2021, the Participation
Fund utilizes a wholly-owned subsidiary to achieve its investment objective (see Note 2).
Investment risks:
Income , Growth , Developing World , and Participation Funds :
The value of the shares of each of the Funds rises and falls as the value of the securities in which the Funds invest goes up and down.
The Funds limit the securities they purchase to those consistent with Islamic principles. This limits opportunities and may affect performance. Each of the Funds may invest in securities that are not traded in the United States. Investments in the securities of foreign issuers may involve risks in addition to those normally associated with investments in the securities of US issuers. These risks include currency and market fluctuations, and political or social instability.
The risks of foreign investing are generally magnified in the smaller and more volatile securities markets of the developing world.
Growth Fund : The smaller and less seasoned companies that may be in the Growth Fund have a greater risk of price volatility.
Participation Fund : While the Participation Fund does not invest in conventional bonds, risks similar to those of conventional fixed-
income funds apply. These include: diversification and concentration risk, liquidity risk, interest rate risk, credit risk, and high-yield risk.
The Participation Fund also includes risks specific to investments in Islamic fixed-income instruments. The structural complexity of sukuk , along with the weak infrastructure of the sukuk market, increases risk. As compared to rights of conventional bondholders, holders of sukuk may have limited ability to pursue legal recourse to enforce the terms of the sukuk or to restructure the sukuk in order to seek recovery of principal. Sukuk are also subject to the risk that some Islamic scholars may deem certain sukuk as not meeting
Islamic investment principles subsequent to the sukuk being issued.
The Funds may invest substantially in one or more sectors, which can increase volatility and exposure to issuers specific to a particular sector or industry.
Please see each Fund’s Summary Prospectus, the Funds' Prospectus, and Statement of Additional Information for a more detailed
discussion of the risks affecting the Funds.
Note 2 - Significant Accounting Policies
The following is a summary of the significant accounting policies, in conformity with accounting principles generally accepted in the
United States of America, which are consistently followed by the
Funds in preparation of their financial statements.
Security valuation:
Investments in securities traded on a national securities exchange and over-the-counter securities for which sale prices are available are valued at that price. Securities for which there are no sales are valued at latest bid price.
Foreign markets may close before the time as of which the Funds’
share prices are determined. Because of this, events occurring after the close and before the determination of the Funds’ share prices may have a material effect on the values of some or all of the Funds’
foreign securities. To account for this, the Funds may use outside pricing services for valuation of their non-US securities.
In cases in which there is not a readily available market price, a fair value for such security is determined in good faith by the Adviser, whom the Board of Trustees has designated as the Funds’ valuation designee to perform fair value determinations relating to all Fund investments.
Security transactions are recorded on trade date. Realized gains and losses on sales of securities are recorded on the identified cost basis.
Sukuk certificates in which the Participation Fund invests are valued based on evaluated prices supplied by an independent pricing service, which include valuations provided by market makers and other participants, provided that there is sufficient market activity on which the pricing service can base such valuations. Where market activity is insufficient for making such determinations, the independent pricing service uses proprietary valuation

Notes To Financial Statements
(continued)
May 31, 2025
Annual Financial
27
methodologies and may consider a variety of factors, such as yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, and other factors in order to calculate the security’s fair value.
Foreign currency:
Investment securities and other assets and liabilities denominated in foreign currencies are translated into US dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into US dollar amounts on the respective dates of such transactions.
The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the US dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
Share valuation:
Each Fund computes the share price of each share class by dividing the net assets attributable to each share class by the outstanding shares of that class. Each share class represents an interest in the same investment portfolio. Each share class is identical in all respects except that each class bears its own class expenses, and each class has exclusive voting rights on matters affecting that class.
As a result of the differences in the expenses borne by each share class, the share price and distributions will vary among a Fund’s share classes. The Funds’ shares are not priced or traded on days the
New York Stock Exchange is closed. The NAV is both the offering and redemption price per share.
Share Valuation Inputs as of May 31, 2025
Level 1 Level 2 Level 3
Funds Quoted Price
Significant
Observable Input
Significant
Unobservable Input Total
Income Fund
Common Stock
Consumer Discretionary $68,770,790 $– $– $68,770,790
Consumer Staples $238,406,766 $– $– $238,406,766
Health Care $374,686,290 $– $– $374,686,290
Industrials $448,294,660 $– $– $448,294,660
Materials $91,465,500 $– $– $91,465,500
Technology $509,149,840 $61,020,213 $– $570,170,053
Total Common Stock $1,730,773,846 $61,020,213 $– $1,791,794,059
Total Assets $1,730,773,846 $61,020,213 $– $1,791,794,059
Growth Fund
Common Stock
Communications $230,990,300 $– $– $230,990,300
Consumer Discretionary $385,548,600 $– $– $385,548,600
Consumer Staples $223,880,103 $– $– $223,880,103
Health Care $765,327,998 $– $– $765,327,998
Industrials $735,798,655 $100,907,305 $– $836,705,960
Technology $2,531,640,308 $– $– $2,531,640,308
Total Common Stock $4,873,185,964 $100,907,305 $– $4,974,093,269
Total Assets $4,873,185,964 $100,907,305 $– $4,974,093,269
Developing World Fund
Common Stock
Communications $1,423,450 $3,347,485 $– $4,770,935
Consumer Discretionary $– $2,855,117 $– $2,855,117
Consumer Staples $4,149,600 $19,427,532 $– $23,577,132
Financials $– $2,073,836 $– $2,073,836
Health Care $– $12,473,563 $– $12,473,563
Industrials $– $4,925,476 $– $4,925,476
Materials $12,045,727 $4,066,939 $– $16,112,666
Real Estate $– $1,131,312 $– $1,131,312
Technology $26,516,330 $12,921,485 $– $39,437,815
Utilities $– $4,221,845 $– $4,221,845
Total Common Stock $44,135,107 $67,444,590 $– $111,579,697
Total Assets $44,135,107 $67,444,590 $– $111,579,697
Note 2 - Significant Accounting Policies
(continued)

Notes To Financial Statements
(continued)

May 31, 2025
Annual Financial
Fair value measurements:
Accounting Standards Codification (ASC) 820 establishes a three-
tier framework for measuring fair value based on a hierarchy of inputs. The hierarchy distinguishes between market data obtained from independent sources (observable inputs) and the Funds’
own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ investments and are summarized below.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Trust has the ability to access.
Level 2 - Observable inputs other than quoted prices in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for
the identical instrument on an inactive market, prices for
similar instruments, interest rates, prepayment speeds,
credit risk, yield curves, default rates, and similar data.
Level 3 − Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing
the Trust’s own assumptions about the assumptions a
market participant would use in valuing the asset or
liability, and would be based on the best information
available.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in
Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Investment concentration:
The fundamental policies of the Funds prohibit earning interest, in accordance with Islamic principles. Consequently, cash is held in non-interest-bearing deposits with the Funds’ custodian or other banks. “Other assets (net of liabilities)” in the Funds’ Schedules of Investments primarily represents cash on deposit with the custodian. Cash on deposit will vary widely over time. Accounting
Standards Codification (“ASC”) 825, “ Financial Instruments, ”
identifies these items as a concentration of credit risk. The risk is managed by careful financial analysis and review of the custodian’s operations, resources, and protections available to the Trust. This process includes evaluation of other financial institutions providing investment company custody services.
ReFlow Liquidity Program:
The Funds may participate in the ReFlow Fund, LLC ("ReFlow")
liquidity program, which is designed to provide an alternative liquidity source on days when redemptions of Fund shares exceed purchases. Under the program, ReFlow is available to provide cash to the Funds to meet all, or a portion, of daily net shareowner redemptions. Following purchases of Fund shares, ReFlow then generally redeems those shares when the Fund experiences net sales, at the end of a maximum holding period determined by
ReFlow (currently 8 days) or at other times at ReFlow's discretion. For use of the ReFlow service, a participating Fund pays a fee to ReFlow each time it purchases Fund shares, calculated by applying to the purchase amount a fee rate determined through an automated daily
"Dutch auction" among other participating mutual funds seeking liquidity that day. The current minimum fee rate is 0.14% of the value of the Fund shares purchased by ReFlow, although the Fund may submit a bid at a higher fee rate if it determines that doing so is in the best interest of Fund shareowners. In accordance with federal securities laws, ReFlow is prohibited from acquiring more than 3% of the outstanding voting securities of a Fund. ReFlow will periodically redeem its entire share position in the Fund and request that such redemption be met in kind in accordance with the Funds' in-kind redemption policies. There is no assurance that ReFlow will have sufficient funds available to meet the Funds’ liquidity needs on a particular day.
Federal income taxes:
Each Fund intends to comply with the requirements of the Internal
Revenue Code necessary to qualify as a regulated investment
company and to make the requisite distributions of income and capital gains to its shareowners sufficient to relieve it from all or substantially all federal income taxes. Therefore, no federal income tax provision is required.
The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has
analyzed the Funds’ tax positions and has concluded that no
liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years
(2022 − 2024) or expected to be taken in the Funds’ 2025 tax returns.
The Funds identify their major tax jurisdiction as US federal and foreign jurisdictions where the Funds make significant investments;
however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
Participation Fund
Bank Time Deposits
1
$– $10,000,000 $– $10,000,000
Corporate Sukuk
1
$– $188,086,540 $– $188,086,540
Government Sukuk
1
$– $38,939,852 $– $38,939,852
Total Assets $– $237,026,392 $– $237,026,392
1
See the Schedule of Investments for additional details.
Note 2 - Significant Accounting Policies
(continued)

Notes To Financial Statements
(continued)
May 31, 2025
Annual Financial
29
Reclassification of capital accounts:
Accounting principles generally accepted in the United States of
America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications are as of the fiscal year ended May
31, 2025 , and have no effect on net assets or NAV per share.
The Developing World had no reclassification of capital accounts.
Distributions to shareowners:
For the Amana Participation Fund , dividends to shareowners from net investment income are paid daily and distributed on the last business day of each month. For the Amana Income Fund , Amana
Growth Fund , and Amana Developing World Fund , dividends
to shareowners from net investment income, if any, are paid in
May and December. As a result of their investment strategies, the Growth and Developing World Funds do not expect to pay
income dividends. Distributions of capital gains, if any, are made at least annually, and as required to comply with federal excise tax requirements. Distributions to shareowners are determined in accordance with income tax regulations and are recorded on the ex-dividend date. Dividends are paid in shares of the Funds, at the net asset value on the payable date. Shareowners may elect to take distributions if they total $10 or more in cash.
Use of estimates:
The preparation of financial statements in conformity with
accounting principles generally accepted in the United States of
America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.
Foreign taxes:
Withholding taxes on foreign dividends are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Funds record a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention.
Consolidation of Subsidiary – Amana SPV:
The Consolidated Portfolio of Investments, Consolidated Statement
of Assets and Liabilities, Consolidated Statement of Operations
and Consolidated Statement of Changes in Net Assets and the
Consolidated Financial Highlights of the Amana Participation
Fund includes the accounts of AMANA SPV, a wholly owned and
controlled subsidiary. AMANA SPV is a C-Corporation incorporated as an exempted company under the company’s law of the Cayman
Islands on January 21, 2019, and is not subject to Cayman Islands taxes at the present time. For its income tax purpose, the SPV is not subject to US income taxes; however, the SPV's net income and capital gains will be included each year in the Amana Participation
Fund's taxable income. All inter-company accounts and transactions have been eliminated in consolidation.
The Amana Participation Fund may invest up to 25% of its total assets in the segregated portfolio vehicle (“SPV”) which acts as an investment vehicle in order to effect certain investments consistent with the Fund's investment objectives and policies.
A summary of the Amana Participation Fund's investments in the
SPV is as follows:
Other:
Dividend income is recognized on the ex-dividend date, and sukuk income is recognized on an accrual basis.
Expenses incurred by the Trust on behalf of the Funds (e.g., professional fees) are allocated to the Funds on the basis of relative daily average net assets. Net investment losses may not be utilized to offset net investment income in future periods for tax purposes.
Note 3 - Transactions with Affiliated Persons
Under a contract approved annually by the Board of Trustees of the Trust, including those who are not party to the contract or
"interested persons" (as defined in the Investment Company Act of 1940) of such parties or the Trust (the "Independent Trustees"),
Saturna Capital Corporation ("Saturna Capital") provides investment advisory services and certain other administrative services and facilities required to conduct Trust business. Effective December 1,
2020, the Amana Income Fund , Amana Growth Fund , and Amana
Developing World Fund each pay an advisory and administration fee of 0.80% on the first $1 billion of a Fund’s average daily net assets,
0.65% on the next $1 billion, and 0.50% on assets over $2 billion.
The Amana Participation Fund pays an advisory and administration fee of 0.50% annually of the average daily net assets. For the fiscal year ended May 31, 2025 , the Funds paid the following advisory fees to Saturna Capital:
1
Certain officers and one trustee of Amana are also officers and directors of the investment adviser.
Saturna Brokerage Services, Inc. (“SBS”), a subsidiary of Saturna
Capital, is registered as a broker-dealer and acts as distributor.
The Funds have adopted a Distribution Plan in accordance with
Rule 12b-1 under the 1940 Act applicable to the Investor Shares of each Fund. The plan provides that the Funds will pay a fee to SBS at an annual rate of up to 0.25% of the average daily net assets
Income Fund Growth Fund
Distributable earnings
$(24,105,700) $(221,743,000)
Paid-in Capital
$24,105,700 $221,743,000
Participation
Fund
Distributable earnings
$56
Paid-in Capital
$(56)
Inception Date
of SPV
SPV Net Assets
at May 31, 2025
% of Fund Net
Assets at May
31, 2025
Amana SPV January 21, 2019 $53,505,549 20.8%
Advisory Fees
100
Income Fund $14,082,137
200
Growth Fund $31,740,031
300
Developing World Fund $1,056,119
40 0
Participation Fund $1,102,087
Note 2 - Significant Accounting Policies
(continued)

Notes To Financial Statements
(continued)

May 31, 2025
Annual Financial
applicable to Investor Shares of each Fund. The fee is paid to SBS as reimbursement for expenses incurred for distribution-related activity. For the fiscal year ended May 31, 2025 , the Funds paid the following distribution fees to SBS:
For the fiscal year ended May 31, 2025, Saturna Capital spent an additional $6,653,873 of its own resources, and not part of the
12b-1 expense of the Funds, to compensate broker-dealers or other financial intermediaries, or their affiliates, in connection with the sale, distribution, retention, and/or servicing of Fund shares. To the extent that these resources are derived from advisory fees paid by the Funds, these payments could be considered “revenue sharing.”
Any such payments will not change the net asset value or the price of a Fund’s shares.
SBS is used to effect equity portfolio transactions for the Trust. SBS currently executes portfolio transactions without commission.
Transactions effected through other brokers are subject to
commissions payable to that broker.
Saturna Trust Company (“STC”), a subsidiary of Saturna Capital, acts as retirement plan custodian for the Funds. Each class of shares of a Fund pays an annual fee of $10 per account for retirement plan services to Saturna Trust Company. For the fiscal year ended May
31, 2025 , the Funds incurred the following retirement plan custodial fees to STC:
Mr. Nicholas Kaiser serves as a trustee and president of the Trust.He is not compensated by the Trust. For the fiscal year ended May 31,
2025 , the Funds paid trustee compensation expenses of $88,500, which is included in the $106,547 of total expenses incurred for the
Independent Trustees.
On May 31, 2025 , the trustees, officers, and their affiliates (including
Saturna Capital Corporation) as a group, owned the following percentages of outstanding shares:
The officers of the Trust are paid by Saturna Capital Corporation, not the Trust, except the Chief Compliance Officer, who is partially compensated by the Trust. For the fiscal year ended May 31, 2025 , the Funds paid the following compensation expenses for the Chief
Compliance Officer:
Note 4 - Distributions to Shareowners
The tax characteristics of distributions paid for the fiscal year ended
May 31, 2025 and May 31, 2024 , were as follows:
Note 5 - Federal Income Taxes
The cost basis of investments for federal income tax purposes at
May 31, 2025 , were as follows:
Distribution (12b-1) fees
125
Income Fund Investor Shares (AMANX) $2,136,301
150
Income Fund Institutional Shares (AMINX) n/a
225
Growth Fund Investor Shares (AMAGX) $6,496,444
250
Growth Fund Institutional Shares (AMIGX) n/a
325
Developing World Fund Investor Shares (AMDWX) $94,554
350
Developing World Fund Institutional Shares (AMIDX ) n/a
425
Participation Fund Investor Shares (AMAPX) $76,701
450
Participation Fund Institutional Shares (AMIPX) n/a
Retirement plan custodial fees
125
Income Fund Investor Shares (AMANX) $222
150
Income Fund Institutional Shares (AMINX) $86,779
225
Growth Fund Investor Shares (AMAGX) $343
250
Growth Fund Institutional Shares (AMIGX) $131,223
325
Developing World Fund Investor Shares (AMDWX) $90
350
Developing World Fund Institutional Shares (AMIDX) $32,155
425
Participation Fund Investor Shares (AMAPX) $259
450
Participation Fund Institutional Shares (AMIPX) $29,701
Trustees', officers', and affiliates' ownership
125
Income Fund Investor Shares (AMANX) 0.03%
150
Income Fund Institutional Shares (AMINX) 1.50%
225
Growth Fund Investor Shares (AMAGX) 0.01%
250
Growth Fund Institutional Shares (AMIGX) 0.59%
325
Developing World Fund Investor Shares (AMDWX) 0.71%
350
Developing World Fund Institutional Shares (AMIDX) 3.64%
425
Participation Fund Investor Shares (AMAPX) 0.09%
425
Participation Fund Institutional Shares (AMI PX) 3.09%
Chief Compliance Officer
100
Income Fund $31,291
200
Growth Fund $87,739
300
Developing World Fund $2,178
400
Participation Fund $3,347
Income Fund May 31, 2025 May 31, 2024
Ordinary Income $16,174,139 $17,028,371
Long-term capital gain
1
$90,259,538 $71,895,266
Growth Fund May 31, 2025 May 31, 2024
Ordinary Income $2,822,055 $11,227,103
Long-term capital gain
1
$211,417,587 $22,231,823
Developing World Fund May 31, 2025 May 31, 2024
Ordinary Income $968,012 $1,050,922
Long-term capital gain
1
$– $36,496
Participation Fund May 31, 2025 May 31, 2024
Ordinary Income $8,283,525 $6,588,390
1
Long-Term Capital Gain dividend designated at 20% rate pursuant to Section
852(b)(3) of the Internal Revenue Code.
Income Fund Growth Fund
Cost of investments $627,904,696 $1,782,351,156
Gross tax unrealized appreciation $1,196,439,799 $3,200,666,469
Gross tax unrealized depreciation $(32,550,436) $(8,924,356)
Net tax unrealized appreciation $1,163,889,363 $3,191,742,113
Developing
World Fund
Participation
Fund
Cost of investments $104,174,108 $240,870,126
Gross tax unrealized appreciation $23,277,828 $438,672
Gross tax unrealized depreciation $(15,872,239) $(4,282,406)
Net tax unrealized appreciation
(depreciation) $7,405,589 $(3,843,734)
Note 3 - Transactions with Affiliated Persons
(continued)

Notes To Financial Statements
(continued)
May 31, 2025
Annual Financial
31
As of May 31, 2025 , the components of distributable earnings on a tax basis were as follows:
At May 31, 2025 , the Funds had the following capital loss
carryforwards and loss deferrals, subject to regulation. Loss carryforwards may be used to offset future net capital gains realized for federal income tax purposes.
During the year ended May 31, 2025, Developing World Fund
utilized $927,641 of long term capital loss carry forward.
Note 6 - Investments
Investment transactions other than short term investments and redemptions in kind for the fiscal year ended May 31, 2025 , were as follows:
During the fiscal year ended May 31, 2025 , the Funds’ redemptions in-kind were as follows:
Note 7 - Custodian
Under agreements in place with the Trust’s custodian, UMB Bank, custody fees are reduced by credits for cash balances. For the fiscal year ended May 31, 2025 , such reductions were as follows:
Note 8 - Subsequent Events
During a special shareowner meeting on February 14, 2025, the shareowners of the Funds approved the election or re-election of three current Independent Trustees of the Trust, Mr. Firas J.
Al-Barzinji, Dr. Miles K. Davis, and Mr. Ronald H. Fielding, and
approved the election of two new Trustees, Ms. Asma Y. Mirza as an Independent Trustee of the Trust, and Ms. Jane K. Carten, as an
Interested Trustee of the Trust. Mss. Mirza and Carten will join the
Board effective June 2025. In addition, effective June 2025, after decades of dedicated service as founding members of the Board of Trustees, Dr. Yaqub Mirza, Independent Chairman of the Board,
and Mr. Nicholas Kaiser, Trustee and Founder and Global Strategist,
Saturna Capital Corporation, will retire from the Board. Dr. Mirza and
Mr. Kaiser will serve as Emeritus Trustees following their retirement.
There were no other events or transactions during the period that materially impacted the amounts or disclosures in the Funds’
financial statements.
Income Fund
Undistributed ordinary income $86,082
Other losses $(6,219)
Accumulated capital gains $35,929,962
Tax accumulated earnings $36,009,825
Unrealized Appreciation $1,163,889,363
Other unrealized gains $1,155
Total accumulated earnings $1,199,900,343
Growth Fund
Undistributed ordinary income $6,076,357
Accumulated capital and other losses $(44,945,072)
Tax accumulated earnings $(38,868,715)
Unrealized Appreciation $3,191,742,113
Other unrealized gains $20
Total accumulated earnings $3,152,873,418
Developing World Fund
Undistributed ordinary income $755,918
Accumulated capital gains $2,651,359
Tax accumulated earnings $3,407,277
Unrealized Appreciation $7,405,589
Other unrealized gains $14
Total accumulated earnings $10,812,880
Participation Fund
Accumulated capital losses $(7,496,724)
Other losses $(6,000)
Tax accumulated earnings $(7,502,724)
Unrealized Depreciation $(3,843,734)
Total accumulated earnings $(11,346,458)
Income Fund Growth Fund
Short term loss carryforward $– $6,528,051
Long term loss carryforward $– $5,720,387
Total Capital loss carryforward $– $12,248,438
Post-October loss deferral
1
$– $32,696,634
Other losses $6,219 $–
Total accumulated losses $6,219 $44,945,072
Participation
Fund
Short term loss carryforward $2,023,271
Long term loss carryforward $5,376,725
Total Capital loss carryforward $7,399,996
Post-October loss deferral
1
$96,728
Other losses $6,000
Total accumulated losses $7,502,724
Purchases Sales
100
Income Fund $64,292,377 $84,408,453
200
Growth Fund $173,897,034 $362,428,043
300
Developing World Fund $10,694,323 $14,511,621
400
Participation Fund $85,744,177 $44,222,155
Purchases Sales
Gain
100
Income Fund $– $53,093,772
$24,105,700
200
Growth Fund $– $253,120,554
$221,743,000
Custodian Fee Credits
100
Income Fund $87,780
200
Growth Fund $239,314
300
Developing World Fund $96,708
400
Participation Fund $54,591
Note 5 - Federal Income Taxes
(continued)

Report of Independent Registered Public Accounting Firm

May 31, 2025
Annual Financial
To the Shareowners of the Amana Mutual Funds Trust
and Board of Trustees of
Amana Mutual Funds Trust
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of the Amana Income Fund, the Amana
Growth Fund, the Amana Developing World Fund, (collectively along with the Amana Participation Fund) (the
“Funds”), each a series of Amana Mutual Funds Trust (the “Trust”), including the schedules of investments, as of May 31, 2025, the related statements of operations, the statements of changes in net assets, and financial highlights for each of the periods indicated in the table below, and the related notes (collectively referred to as the “financial statements”).
We have also audited the accompanying consolidated statement of assets and liabilities of the Amana
Participation Fund, a series of Amana Mutual Funds Trust, including the consolidated schedule of investments, as of May 31, 2025, the related consolidated statement of operations, the consolidated statements of changes in net assets and the consolidated financial highlights for each of the periods indicated in the table below, and the related consolidated notes (collectively referred to as the “consolidated financial statements”).
In our opinion, the financial statements and consolidated financial statements present fairly, in all material respects, the financial position of the Funds as of May 31, 2025, the results of their operations, the changes in their net assets and their financial highlights for each of the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and the consolidated financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Funds’ financial statements and consolidated financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the
Securities and Exchange Commission and the PCAOB. We have served as the auditor of one or more of the funds in the Trust since 1997.
Funds Statement of Operations Statement of Changes in
Net Assets
Financial Highlights
Amana Income Fund,
Amana Growth Fund,
Amana Developing World
Fund
For the year ended
May 31, 2025
For each of the two years in
the period ended May 31,
2025 and 2024
For each of the five years in
the period then ended
Fund Consolidated Statement
Of Operations
Consolidated Statements
Of Changes In Net Assets
Consolidated Financial
Highlights
Amana Participation Fund For the year ended May 31,
2025
For each of the two years in
the period ended May 31,
2025 and 2024
For each of the five years
in the period then ended

Report of Independent Registered Public Accounting Firm
May 31, 2025
Annual Financial
33
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and consolidated financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of the Funds’ internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting.
Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and consolidated financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and consolidated financial statements. Our procedures included confirmation of securities owned as of May 31, 2025 by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.
Philadelphia, Pennsylvania
July 30, 2025
Tait, Weller & Baker LLP

Form N-CSR Items 8-11

May 31, 2025
Annual Financial
Item 8. Changes in and Disagreements with Accountants for Open-End Management
Investment Companies.
Not applicable.
Item 9. Proxy Disclosures for Open-End Management Investment Companies.
Not applicable.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management
Investment Companies.
The Funds’ disclosure of remuneration items is included as part of the Financial Statements filed under Item 7 of this form.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
The Funds’ Investment Advisory Contract is included as part of the Financial Statements filed under
Item 7 of this form.

May 31, 2025
Annual Financial

Availability of Quarterly Portfolio Information
(1) The Amana Funds file complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT.
(2) The Funds’ Form N-PORT reports are available on the SEC’s website at www.sec.gov.
(3) The Funds post a complete schedule of portfolio holdings after the end of each month available at www.amanafunds.com.
Privacy Statement
At Saturna Capital and the Amana Mutual Funds Trust, we
understand the importance of maintaining the privacy of your financial information. We want to assure you that we protect the confidentiality of any personal information that you share with us.
In addition, we do not sell information about our current or former customers.
In the course of our relationship, we gather certain non-public information about you, including your name, address, investment choices, and account information. We do not disclose your
information to unaffiliated third parties unless it is necessary to process a transaction; service your account; deliver your account statements, shareowner reports, and other information; or as required by law. When we disclose information to unaffiliated third parties, we require a contract to restrict the companies’ use of customer information and from sharing or using it for any purposes other than performing the services for which they were required.
We may share information within the Saturna Capital family of companies in the course of informing you about products or
services that may address your investing needs.
We maintain our own technology resources to minimize the need for any third-party services, and restrict access to information within Saturna. We maintain physical, electronic, and procedural safeguards to guard your personal information. If you have any questions or concerns about the security or privacy of your
information please call us at 1-800-728-8762.

SATURNA CAPITAL

AMANA FUNDS

Investment Adviser, Administrator, and Transfer Agent	Saturna Capital Corporation Bellingham, WA
Custodian	UMB Bank Kansas City, MO
Independent Registered Public Accounting Firm	Tait, Weller & Baker LLP Philadelphia, PA
Legal Counsel	K & L Gates LLP Washington, DC

This report is for the information of the shareowners of the Funds. It is not authorized for distribution to prospective investors unless it is accompanied or preceded by an effective prospectus.

Amana Mutual Funds Trust began operations in 1986. Saturna Capital Corporation, with extensive experience in mutual funds, invests the Trust's portfolios and handles daily operations under supervision of Amana's Board of Trustees.

This report is printed on paper with a minimum of 30% post-consumer fiber using soy-based inks. It is 100% recyclable.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.
Not applicable.
Item 9. Proxy Disclosures for Open-End Management Investment Companies.
Not applicable.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.
The Funds’ disclosure of remuneration items is included as part of the Financial Statements filed under Item 7 of this form.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
Not applicable.
Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 13. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 14.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 15.  Submission of Matters to a Vote of Security Holders.
During a special shareowner meeting on February 14, 2025, the shareowners of the Funds approved the election or re-election of three current Independent Trustees of the Trust, Mr. Firas J. Al-Barzinji, Dr. Miles K. Davis, and Mr. Ronald H. Fielding, and approved the election of two new Trustees, Ms. Asma Y. Mirza as an Independent Trustee of the Trust, and Ms. Jane K. Carten, as an Interested Trustee of the Trust.  Mss. Mirza and Carten will join the Board effective June 2025. In addition, effective June 2025, after decades of dedicated service as founding members of the Board of Trustees, Dr. Yaqub Mirza, Independent Chairman of the Board, and Mr. Nicholas Kaiser, Trustee and Founder and Global Strategist, Saturna Capital Corporation, will retire from the Board. Dr. Mirza and Mr. Kaiser will serve as Emeritus Trustees following their retirement.
Item 16.  Controls and Procedures.
a. The Registrant’s President and Treasurer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.
b. There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30e-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.
Not applicable.
Item 18. Recovery of Erroneously Awarded Compensation.
Not applicable.
Item 19. Exhibits.
Exhibits included with this filing:
(a)(1) Code of Ethics.
(a)(2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)(3) Not applicable.
(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMANA MUTUAL FUNDS TRUST

By:

/s/ Jane K. Carten, Vice President
Signature and Title

Jane K. Carten, Vice President
Printed name and Title

September 11, 2025
Date

Pursuant to the requirements of the Securities Exchange Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities indicated.

By:

/s/Jane K. Carten, Vice President
Signature and Title

Jane K. Carten, Vice President
Printed name and Title

September 11, 2025
Date

By:

/s/ Christopher R. Fankhauser, Treasurer
Signature and Title

Christopher R. Fankhauser, Treasurer
Printed name and Title

September 11, 2025
Date